Pioneer Bond Fund

Schedule of Investments | September 30, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PIOBX PCYBX PBFKX PBFRX PICYX

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 118.9%
		COMMON STOCK - 0.0%† of Net Assets
		Auto Components - 0.0%†
593		Lear Corp.	$92,793
		Total Auto Components	$92,793
		TOTAL COMMON STOCK
		(Cost $69,268)	$92,793
		CONVERTIBLE PREFERRED STOCK - 1.3% of Net Assets
		Banks - 1.3%
52,347	(a)	Wells Fargo & Co., 7.5%	$77,578,254
		Total Banks	$77,578,254
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $73,444,276)	$77,578,254
Principal Amount USD ($)			Value
		ASSET BACKED SECURITIES - 10.4% of Net Assets
441,956	(b)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.326% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$436,025
500,000		321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	594,563
8,857,809		A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	8,912,742
2,000,000	(b)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.084% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	2,002,422
4,000,000		Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	3,979,442
4,000,000		American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	4,168,970
1,675,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,710,617
5,784,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,879,493
3,833,000		Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,925,881
2,676,000		Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,689,194
5,900,000		Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	6,130,302
2,300,000		Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	2,418,720
7,600,000	(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 1.935% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	7,595,296
7,000,000		Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	7,141,319
3,000,000	(b)	ASSURANT CLO, Ltd., Series 2018-3A, Class E, 6.284% (3 Month USD LIBOR + 615 bps), 10/20/31 (144A)	2,925,639
1,250,000	(b)	ASSURANT CLO, Ltd., Series 2019-5A, Class D, 4.326% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	1,255,662
2,000,000		Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	2,048,353
8,750,000	(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.384% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	8,764,236
1,300,000		BCC Funding XVII LLC, Series 2020-1, Class C, 2.5%, 9/22/25 (144A)	1,301,559
2,000,000	(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.146% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	1,991,154
10,390,625		Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	10,395,879
409,195		BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	412,891
2,750,000	(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.126% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	2,756,627
7,445,063	(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	7,755,429
8,175,119		CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,261,930
487,982	(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.736% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	484,544
7,496,163		Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	7,644,619
3,000,000		CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	3,026,099
2,400,000		DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,435,510
775,876		Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	796,780
9,160,500		Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	9,836,655
2,400,000		Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	2,444,320
1,650,000		Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,710,276
4,200,000	(b)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.734% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,207,098
1,800,000		Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	1,802,993
4,000,000		ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	4,159,790
6,000,000		Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	6,054,385
450,470		FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	455,511
554,425		FCI Funding LLC, Series 2019-1A, Class B, 0.0%, 2/18/31 (144A)	558,214
2,650,000	(c)	Finance of America HECM Buyout, Series 2021-HB1, Class M2, 2.084%, 2/25/31 (144A)	2,644,053
6,000,000		Finance of America Structured Securities Trust, 1.75%, 9/25/51	5,941,875
3,620,209		Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	3,939,847
8,736,871		Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	9,456,699
9,805,037		Finance of America Structured Securities Trust, Series 2021-JR1, Class JR2, 0.0%, 4/25/51	9,793,557
7,600,000		Finance of America Structured Securities Trust, Series 2021-S2, 1.25%, 9/25/71	7,531,125
4,500,000	(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.484% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	4,505,305
1,000,000	(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.834% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	981,385
1,000,000	(b)	Fort Washington CLO, Series 2019-1A, Class E, 7.384% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	1,000,080
3,750,000		Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,985,970

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		ASSET BACKED SECURITIES - (continued)
5,401,006		Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	$5,378,870
4,200,000		Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,733,410
1,750,000		Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,800,760
4,390,000	(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 3.984% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	4,407,165
4,204,950		Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,465,964
5,000,000	(b)	Harriman Park CLO, LTD, Series 2020-1A, Class DR, 3.234% (3 Month USD LIBOR + 310 bps), 4/20/34 (144A)	5,000,705
3,750,000	(b)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 1.9% (1 Month USD LIBOR + 180 bps), 9/19/26 (144A)	3,744,191
748,415		HIN Timeshare Trust, Series 2020-A, Class D, 5.5%, 10/9/39 (144A)	776,950
6,500,000		HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	6,620,230
3,354,324		Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,342,621
4,738,210		Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,671,609
5,250,000		Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	5,309,062
666,243		Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	284,886
183,300		Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	78,379
3,649,477	(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.334% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,654,230
216,821		JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	226,481
3,448,219		JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,832,702
5,645,213		JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	6,309,913
1,950,000		JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,940,807
3,200,000	(b)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.634% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	3,202,806
1,384,974		LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	1,392,595
4,923,587	(b)	M360 LLC, Series 2019-CRE2, Class A, 1.564% (SOFR30A + 151 bps), 9/15/34 (144A)	4,925,791
4,850,000	(b)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.826% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,843,608
3,750,000	(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class D, 3.876% (3 Month USD LIBOR + 375 bps), 1/15/33 (144A)	3,756,202
4,400,000	(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	4,402,165
5,950,000		Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	6,046,173
287,188		Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	287,465
7,550,000		Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	7,571,486
10,500,000	(b)	MF1, Ltd., Series 2021-FL7, Class D, 2.645% (1 Month USD LIBOR + 255 bps), 10/18/36 (144A)	10,499,958
3,200,536	(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	3,264,537
2,795,782	(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class B1, 3.75%, 5/25/58 (144A)	2,875,268
9,467,816	(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	9,809,891
3,332,000	(c)	Mill City Mortgage Trust, Series 2015-1, Class B3, 3.625%, 6/25/56 (144A)	3,555,897
2,456,496		Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	2,561,280
1,131,312		Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,133,350
1,094,827		Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	1,108,336
743,542		MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	780,773
5,550,000		Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	5,628,691
2,850,000	(b)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 3.129% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,850,348
1,716,338	(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.086% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	1,708,253
1,500,000		NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,516,146
3,000,000		NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	3,058,019
3,000,000		NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	3,057,367
2,300,000		NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,292,045
2,700,000		Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	2,737,763
3,354,325		Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	3,455,053
2,486,433		Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	2,555,776
4,000,000	(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.031% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	4,001,560
4,000,000	(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 4.981% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,910,824
5,500,000		Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,650,012
5,000,000		PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	5,015,625
2,350,000		PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,357,344
8,370,000		Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	8,492,046
8,500,000	(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 2.181% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,503,052
4,000,000	(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.631% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,999,968
8,000,000		Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	8,068,191
4,600,000		SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,791,998
5,000,000	(b)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 2.984% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,954,200
845,223		Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	844,121

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		ASSET BACKED SECURITIES - (continued)
4,000,000	(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.236% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	$4,010,848
4,100,000	(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.746% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	4,108,282
2,750,000	(b)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 3.775% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	2,754,029
8,386,050		SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	8,454,488
8,750,000	(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.284% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	8,765,855
590,034		Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	591,570
1,078,000		Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,082,097
5,810,000	(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.384%, 11/25/60 (144A)	5,994,260
7,000,000	(c)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.083%, 4/25/56 (144A)	7,462,218
12,080,000	(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.799%, 10/25/56 (144A)	12,795,723
12,925,000	(c)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.127%, 4/25/57 (144A)	13,651,143
8,720,000	(c)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.427%, 6/25/57 (144A)	9,209,718
3,200,000	(c)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	3,356,602
5,161,000	(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.779%, 1/25/58 (144A)	5,518,051
11,185,000	(c)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	11,805,441
1,632,703	(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	1,658,525
10,000,000	(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	10,370,827
19,600,000	(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	20,323,497
2,000,000	(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 2.336% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	2,073,214
67,469	(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	67,086
3,700,000		Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	3,695,868
9,378,166		Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	9,750,395
5,650,000		Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,598,758
1,050,000	(b)	Trinitas CLO VI, Ltd., Series 2017-6A, Class DR4, 4.375% (3 Month USD LIBOR + 425 bps), 1/25/34 (144A)	1,043,711
3,517		United States Small Business Administration, 6.14%, 1/1/22	3,549
69,352		United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	72,459
72,499		United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	75,910
131,624		United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	142,173
112,129		United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	124,602
85,867		United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	94,870
74,182		United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	82,823
28,922		United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	31,795
70,562		United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	76,096
4,000,000		Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	4,138,406
645,489		US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	648,000
803,351		Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	806,196
1,391,723		Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	1,422,905
667,966		Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	686,237
2,030,708		Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	2,045,805
4,018,937		Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	4,222,954
3,220,000		Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.76%, 1/15/26 (144A)	3,320,698
1,800,000	(b)	Whitebox CLO II, Ltd., Series 2020-2A, Class E, 7.975% (3 Month USD LIBOR + 785 bps), 10/24/31 (144A)	1,799,867
1,500,000	(b)	Woodmont Trust, Series 2020-7A, Class A1A, 2.026% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,508,333
128,009		WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	127,960
6,400,000	(b)	York CLO-4, Ltd., Series 2016-2A, Class CR, 2.284% (3 Month USD LIBOR + 215 bps), 4/20/32 (144A)	6,400,531
		TOTAL ASSET BACKED SECURITIES
		(Cost $598,534,676)	$609,870,328
		COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2% of Net Assets
2,800,000		American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	$2,984,092
700,000		American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	749,930
1,300,000		American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,374,045
2,320,000	(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,345,016
6,700,000	(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,779,180
2,404,466	(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.686% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	2,405,988
3,667,248	(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.936% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	3,678,046
7,640,000	(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.836% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	7,659,037
4,530,000	(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.836% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,529,999
4,060,000	(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.786% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,080,590
6,170,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.786% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,477,380
5,350,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.936% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	5,747,809

 Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
6,650,000	(b)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.686% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	$6,721,636
10,690,000	(b)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.2% (SOFR30A + 315 bps), 9/25/31 (144A)	10,718,147
4,481,998	(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.4%, 10/25/63 (144A)	4,291,314
7,050,000	(c)	Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/61 (144A)	6,914,783
3,250,000	(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	3,337,340
2,394,333	(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	2,484,144
3,356,221	(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	3,422,277
3,800,000	(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,785,269
4,113,000		Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	4,177,147
2,076,000		Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	2,145,989
3,800,000	(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,803,512
2,307,678	(c)	Chase Mortgage Finance Corp., Series 2016-SH2, Class M4, 3.75%, 12/25/45 (144A)	2,338,166
7,514,000	(c)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	7,832,941
5,170,000	(c)	CIM Trust, Series 2020-R2, Class M3, 3.0%, 10/25/59 (144A)	5,183,114
5,899,955	(c)	CIM Trust, Series 2021-J1, Class B1, 2.67%, 3/25/51 (144A)	5,822,919
6,753,704	(c)	CIM Trust, Series 2021-J2, Class B1, 2.681%, 4/25/51 (144A)	6,665,440
3,438,123	(c)	CIM Trust, Series 2021-J2, Class B2, 2.681%, 4/25/51 (144A)	3,335,826
7,131,000	(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	7,316,579
3,290,477	(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	3,290,580
7,129,364	(c)	Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.5%, 4/25/51 (144A)	7,134,833
2,400,000	(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,440,442
4,567,763	(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.536% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	4,593,613
1,056,572	(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.236% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	1,062,891
2,935,817	(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.186% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	2,944,677
4,091,899	(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.186% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	4,112,155
2,490,163	(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	2,615,625
2,350,000	(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	2,496,099
1,450,000	(c)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,487,905
1,882,384	(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.786% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,884,244
6,677,369	(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.886% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,689,051
3,410,000	(b)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.586% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	3,444,403
7,280,000	(b)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.686% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	7,463,457
788,924	(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.636% (1 Month USD LIBOR + 255 bps), 12/25/30	802,817
275,153	(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.472%, 7/25/43	287,616
7,293,829	(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.466% (1 Month USD LIBOR + 655 bps), 8/15/42	1,519,418
98,545		Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	103,377
2,186,273		Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	2,364,690
9,685,485		Finance of America Structured Securities Trust, Series 2019-JR2, 0.0%, 6/25/69 (144A)	10,644,292
10,950,232		Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)	11,512,138
6,877,789		Finance of America Structured Securities Trust, Series 2020-JR2, Class JR2, 0.0%, 5/25/50 (144A)	7,314,777
8,399,737	(c)	Flagstar Mortgage Trust, Series 2021-3INV, Class A2, 2.5%, 6/25/51 (144A)	8,526,716
4,883,568	(c)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.5%, 6/25/51 (144A)	4,923,794
209,080,466	(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.222%, 6/1/51 (144A)	1,795,249
18,282,832	(c)	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.5%, 8/25/51 (144A)	18,513,506
8,720,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.186% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	9,109,959
8,960,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.086% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,522,745
1,442,986	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.836% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	1,455,736
4,835,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.85% (SOFR30A + 480 bps), 10/25/50 (144A)	5,162,653
6,549,533	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.85% (SOFR30A + 280 bps), 10/25/50 (144A)	6,629,849
3,400,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.7% (SOFR30A + 565 bps), 12/25/50 (144A)	3,688,148
4,290,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.336% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	4,504,899
3,410,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.7% (SOFR30A + 265 bps), 1/25/51 (144A)	3,426,305
7,470,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.8% (SOFR30A + 475 bps), 1/25/51 (144A)	7,637,439

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,100,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.1% (SOFR30A + 305 bps), 1/25/34 (144A)	$ 7,251,251
4,150,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.05% (SOFR30A + 500 bps), 8/25/33 (144A)	4,276,713
9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.386% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	10,012,890
950,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA4, Class B1, 2.786% (1 Month USD LIBOR + 270 bps), 10/25/49 (144A)	955,906
6,940,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M3, 2.336% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	6,974,923
11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.536% (1 Month USD LIBOR + 345 bps), 10/25/29	11,884,092
5,000,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.45% (SOFR30A + 740 bps), 11/25/50 (144A)	5,941,965
3,250,413(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	3,307,532
2,150,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,170,913
1,800,000(c)	FWD Securitization Trust, Series 2020-INV1, Class M1, 2.85%, 1/25/50 (144A)	1,803,439
382,558	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	393,953
132,759	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	134,886
466,812	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	493,150
22,408,195(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	2,995,182
20,204,391(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.263% (1 Month USD LIBOR + 335 bps), 1/20/50	1,546,214
4,250,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class D, 0.0%, 10/15/36(144A)	4,250,000
6,071,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	5,929,455
377,839(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	382,148
16,176,407(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ4, Class A4, 2.5%, 9/25/51 (144A)	16,198,520
5,459,666(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A2, 2.5%, 1/25/52 (144A)	5,518,450
3,350,000(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.947%, 2/26/52 (144A)	3,348,953
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 1.434% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	750,415
671,773(b)	Home Re, Ltd., Series 2018-1, Class M1, 1.686% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	672,707
1,942,129(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.736% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,942,130
4,640,000(b)	Home Re, Ltd., Series 2020-1, Class M1C, 4.236% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,728,857
4,580,000(b)	Home Re, Ltd., Series 2020-1, Class M2, 5.336% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,758,836
5,800,000	Home Re, Ltd., Series 2021-1, Class M2, 2.936%, 7/25/33	5,686,883
4,350,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	4,449,038
2,380,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,462,290
76,407,336(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.236%, 7/25/51 (144A)	733,686
1,800,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,789,826
2,250,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	2,237,074
15,150,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.4%, 8/18/43 (144A)	15,812,812
17,367,351(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B2A, 3.603%, 6/25/50 (144A)	17,838,232
6,834,515(c)	JP Morgan Mortgage Trust, Series 2021-6, Class A15, 2.5%, 10/25/51 (144A)	6,843,858
9,703,805(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A15, 2.5%, 11/25/51 (144A)	9,741,329
7,493,201(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B1, 2.817%, 11/25/51 (144A)	7,486,959
6,252,604(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.817%, 11/25/51 (144A)	6,252,569
9,770,340(c)	JP Morgan Mortgage Trust, Series 2021-8, Class A15, 2.5%, 12/25/51 (144A)	9,814,229
124,571,837(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.144%, 12/25/51 (144A)	679,639
10,203,426(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.869%, 12/25/51 (144A)	10,239,919
16,471,568(c)	JP Morgan Mortgage Trust, Series 2021-10, Class A15, 2.5%, 12/25/51 (144A)	16,494,084
139,171,325(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.139%, 12/25/51 (144A)	759,277
10,996,028(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.827%, 12/25/51 (144A)	11,045,964
8,621,892(c)	JP Morgan Mortgage Trust, Series 2021-11, Class A3, 2.5%, 1/25/52 (144A)	8,730,244
4,260,856(c)	JP Morgan Mortgage Trust, Series 2021-11, Class B1, 3.042%, 1/25/52 (144A)	4,347,199
9,200,000	JP Morgan Mortgage Trust, Series 2021-12, Class A3, 2.5%, 2/25/52(144A)	9,285,531
5,550,000	JP Morgan Mortgage Trust, Series 2021-12, Class A15, 2.5%, 2/25/52(144A)	5,559,973
9,844,916(c)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A15, 2.5%, 12/25/51 (144A)	9,894,971
8,289,141(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class A2A, 2.5%, 1/25/52 (144A)	8,385,238
8,636,590(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class A5A, 2.5%, 1/25/52 (144A)	8,688,413
5,207,481(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.24%, 1/25/52 (144A)	5,421,927
5,518,912(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.24%, 1/25/52 (144A)	5,655,918
6,786,296(c)	JP Mortgage Trust, Series 2021-INV1, Class B1, 3.011%, 10/25/51 (144A)	6,946,706
3,744,916(c)	JP Mortgage Trust, Series 2021-INV1, Class B2, 3.011%, 10/25/51 (144A)	3,789,529
1,434,040	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,548,763
554,347(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	573,056
2,126,059(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	2,253,622
6,747,888(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.586% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	6,728,949

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
313,475	(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	$315,526
7,138,000	(c)	MFA Trust, Series 2021-RPL1, Class M1, 2.423%, 7/25/60 (144A)	7,066,762
7,800,000	(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	8,030,793
4,309,228	(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	4,340,790
10,950,000	(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	11,782,697
17,400,000	(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.893%, 11/25/59 (144A)	17,765,670
8,500,000	(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class M2, 3.5%, 11/25/59 (144A)	9,007,241
2,457,000	(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.936% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,478,650
4,330,000	(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.686% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	4,399,854
3,550,000	(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.336% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,722,693
30,847	(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	30,818
10,632,569	(c)	OBX Trust, Series 2021-J1, Class A19, 2.5%, 5/25/51 (144A)	10,657,736
5,520,084	(c)	Oceanview Mortgage Trust, Series 2021-1, Class B1, 2.735%, 5/25/51 (144A)	5,536,400
4,826,363	(c)	Oceanview Mortgage Trust, Series 2021-1, Class B1, 3.248%, 6/25/51 (144A)	5,051,532
8,849,160	(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.248%, 6/25/51 (144A)	9,193,516
7,516,062	(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.482%, 4/25/51 (144A)	7,360,135
3,079,656	(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.482%, 4/25/51 (144A)	2,959,865
5,378,089	(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.5%, 4/25/51 (144A)	5,439,222
3,544,819	(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.388%, 4/25/51 (144A)	3,421,742
14,495,756	(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	14,330,950
3,894,701	(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.359%, 4/25/51 (144A)	3,769,772
3,268,000		Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 0.0%, 9/25/51(144A)	3,262,778
3,090,000		Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.646%, 9/25/51(144A)	3,044,911
213,139	(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.486% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	213,183
7,125,977	(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.036% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,153,815
3,437,000	(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 3.286% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,471,854
12,000,000	(b)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.836% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	11,948,533
8,844,691	(c)	Rate Mortgage Trust, Series 2021-J1, Class A1, 2.5%, 7/25/51 (144A)	8,945,228
5,337,969	(c)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.727%, 3/25/51 (144A)	5,325,707
6,084,517	(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.567%, 6/25/51 (144A)	6,003,283
4,331,858	(c)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.567%, 6/25/51 (144A)	4,195,224
14,270,115	(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.5%, 7/25/51 (144A)	14,267,860
10,838,000	(c)	RCKT Mortgage Trust, Series 2021-4, Class A21, 2.5%, 9/25/51 (144A)	10,830,380
1,250,000	(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M3, 2.964%, 2/25/30 (144A)	1,250,010
1,590,000	(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.191%, 2/25/30 (144A)	1,588,235
4,310,192	(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	4,295,240
6,200,000	(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	6,132,083
19,499,997	(c)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.5%, 10/25/51 (144A)	19,503,044
894,688	(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.712%, 12/25/42	900,712
637,165	(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	647,799
2,959,405	(c)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.672%, 3/25/51 (144A)	2,941,399
4,227,927	(c)	Sequoia Mortgage Trust, Series 2021-2, Class B1, 2.558%, 4/25/51 (144A)	4,227,541
3,614,483	(c)	Sequoia Mortgage Trust, Series 2021-2, Class B2, 2.558%, 4/25/51 (144A)	3,562,029
1,721,794	(c)	Sequoia Mortgage Trust, Series 2021-2, Class B3, 2.558%, 4/25/51 (144A)	1,672,458
1,648,923	(c)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.5%, 6/25/51 (144A)	1,669,681
11,220,000	(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.286% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,901,083
3,135,000	(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.486% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	3,192,143
1,250,000	(c)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	1,332,709
12,609,741	(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	12,854,433
4,390,000	(b)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.586% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,450,593
3,080,000	(b)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.686% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	3,187,959
14,070,000	(b)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.486% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	14,102,388
14,337,291	(c)	UWM Mortgage Trust, Series 2021-INV1, Class A3, 2.5%, 8/25/51 (144A)	14,536,106
13,100,000	(c)	UWM Mortgage Trust, Series 2021-INV2, Class A3, 2.5%, 9/25/51 (144A)	13,254,539
17,444		Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	17,542
970,000	(c)	Verus Securitization Trust, Series 2020-INV1, Class M1, 5.5%, 3/25/60 (144A)	1,025,505
9,391,134	(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	9,572,250
20,260,000	(c)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	20,626,110
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,007,258,616)	$1,010,783,651
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4% of Net Assets
11,600,000	(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.134% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$11,599,998
7,460,000		BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	8,093,085
10,350,000		BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	11,315,069

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
2,958,296	(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	$-
6,200,000	(b)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	6,205,878
4,200,000		Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,724,504
8,000,000		Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	8,914,937
1,500,000		Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254%, 12/17/53	1,489,670
2,850,000	(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	2,946,145
3,300,000		Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39%, 7/15/54	3,362,969
1,500,000	(b)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 1.434% (1 Month USD LIBOR + 135 bps), 8/15/38 (144A)	1,501,412
6,266,850	(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.334% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	6,264,883
3,200,000	(c)	BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.662%, 3/9/44 (144A)	3,429,178
6,650,000	(b)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.5% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	6,658,339
18,960,000		BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	20,247,602
8,300,000	(c)	BX Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	8,576,893
4,346,000		Cantor Commercial Real Estate Lending, Series 2019-CF1, Class D, 3.0%, 5/15/52 (144A)	4,064,519
4,000,000		CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,292,078
4,194,385	(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.134% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	4,152,234
3,400,000	(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,652,486
6,000,000	(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,441,313
6,052,000	(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	6,585,687
4,621,000		Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,926,297
4,000,000		Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	4,374,708
3,000,000	(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	3,312,432
7,700,000		Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	8,233,456
3,931,962	(b)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.184% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	3,938,269
2,933,640		COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,974,602
6,301,980		COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,614,314
4,100,000		COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,296,466
6,280,114		COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,616,850
4,500,000	(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,782,727
1,500,000	(c)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.665%, 5/10/51	1,671,726
8,375,000	(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.234% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,388,402
2,000,000	(c)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 5.086%, 1/15/49 (144A)	1,778,158
1,225,462	(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.05% (SOFR30A + 200 bps), 1/25/51 (144A)	1,233,673
2,623,000	(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,894,580
2,500,000	(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.2%, 7/25/27 (144A)	2,632,011
5,021,296	(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	5,278,324
5,000,000	(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.526%, 2/25/52 (144A)	5,537,140
3,680,453	(b)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.383% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	3,698,409
4,027,600	(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	3,488,256
5,000,000	(b)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 6.983% (1 Month USD LIBOR + 690 bps), 8/25/29	4,090,781
9,000,000	(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.0%, 1/25/31 (144A)	4,379,819
110,999,571	(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.1%, 1/25/31 (144A)	812,905
9,000,000	(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.1%, 1/25/31 (144A)	58,203
19,311,675	(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.659%, 10/16/58	914,356
6,500,000		GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,960,233
8,951,000		ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	10,152,259
4,597,183		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	4,861,538
5,925,000	(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	6,032,001
6,700,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	7,067,403
3,450,000	(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,569,103
6,650,000		JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	7,171,657
2,000,000	(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.199%, 12/15/49 (144A)	1,782,987
7,640,000		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	8,671,807
45,714,000	(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.192%, 6/15/51	419,197
7,150,000		Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	7,497,233
2,863,500	(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.278%, 3/15/48	2,840,372
6,900,000	(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	7,710,546
3,055,479	(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 1.786% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	3,054,567
3,780,000		Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	3,527,704
551,849		ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	560,329
17,700,000		SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	17,138,572

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
4,650,000	(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	$4,590,698
1,774,000	(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.044%, 3/15/51	1,946,550
3,810,000		Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	4,142,198
7,759,667		Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,281,003
10,000,000		Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	10,444,866
10,050,000	(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	11,299,513
3,045,000		Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	3,310,657
1,750,000	(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	1,664,278
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $368,016,289)	$375,143,014
		CORPORATE BONDS - 28.1% of Net Assets
		Advertising - 0.4%
12,966,000		Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$15,258,483
9,105,000		Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	9,421,399
400,000		Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	409,960
		Total Advertising	$25,089,842
		Aerospace & Defense - 1.2%
21,700,000		Boeing Co., 3.75%, 2/1/50	$21,982,365
14,425,000		Boeing Co., 3.9%, 5/1/49	14,815,143
7,420,000		Howmet Aerospace, Inc., 3.0%, 1/15/29	7,466,375
7,910,000		Raytheon Technologies Corp., 4.125%, 11/16/28	8,995,494
19,575,000		Teledyne Technologies, Inc., 2.25%, 4/1/28	19,919,927
		Total Aerospace & Defense	$73,179,304
		Airlines - 0.9%
810,000		Air Canada, 3.875%, 8/15/26 (144A)	$816,845
5,857,934		Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	5,972,377
11,516,460		Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	12,819,420
1,685,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	1,771,356
1,410,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	1,519,345
5,506,160		British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	5,521,179
4,751,950		British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	4,812,649
1,610,282		British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	1,735,001
2,112,963		British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	2,480,264
2,715,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	3,026,976
4,871,717		JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	4,888,676
1,883,297		JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	2,046,529
2,798,079		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	2,962,689
1,440,000		United Airlines, Inc., 4.375%, 4/15/26 (144A)	1,477,800
1,440,000		United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,488,168
		Total Airlines	$53,339,274
		Apparel - 0.1%
3,020,000		Wolverine World Wide, Inc., 4.0%, 8/15/29 (144A)	$3,050,200
		Total Apparel	$3,050,200
		Auto Manufacturers - 0.6%
6,700,000		Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$6,741,875
6,885,000		Ford Motor Credit Co. LLC, 5.584%, 3/18/24	7,400,273
7,044,000		General Motors Co., 6.6%, 4/1/36	9,442,649
8,597,000		General Motors Financial Co., Inc., 4.0%, 1/15/25	9,304,332
		Total Auto Manufacturers	$32,889,129
		Auto Parts & Equipment - 0.1%
3,130,000		Dana, Inc., 4.25%, 9/1/30	$3,219,048
3,615,000		Lear Corp., 3.5%, 5/30/30	3,876,090
		Total Auto Parts & Equipment	$7,095,138
		Banks - 4.0%
16,040,000	(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$17,196,111
3,980,000		Banco do Brasil SA, 3.25%, 9/30/26 (144A)	3,978,010
10,258,000		Banco Santander Chile, 2.7%, 1/10/25 (144A)	10,668,833
3,955,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,420,504
9,000,000	(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	8,954,013
3,000,000		Banco Santander SA, 2.749%, 12/3/30	2,982,007
20,595,000	(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	21,479,361
7,930,000	(c)	BNP Paribas SA, 2.159% (SOFRRATE + 122 bps), 9/15/29 (144A)	7,869,826
3,860,000		BPCE SA, 4.875%, 4/1/26 (144A)	4,350,365
2,295,000	(a)(c)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	2,401,144
11,725,000	(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	12,179,344
5,337,000		Danske Bank AS, 5.375%, 1/12/24 (144A)	5,856,692
7,891,000	(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	8,424,971
6,335,000	(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	7,164,713
1,305,000		HSBC Bank Plc, 7.65%, 5/1/25	1,561,343
11,160,000	(c)	HSBC Holdings Plc, 2.206% (SOFRRATE + 129 bps), 8/17/29	11,059,112
900,000		Intesa Sanpaolo S.p.A., 4.198%, 6/1/32 (144A)	919,970
8,675,000		Lloyds Banking Group Plc, 4.65%, 3/24/26	9,748,141
10,745,000	(c)	Macquarie Group, Ltd., 2.691% (SOFRRATE + 144 bps), 6/23/32 (144A)	10,716,311
5,480,000	(a)(c)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	5,390,950
5,315,000	(a)(c)	Societe Generale SA, 4.75% (5 Year CMT Index + 393 bps) (144A)	5,431,292

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Banks - (continued)
4,960,000	(a)(c)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	$5,310,325
11,891,000		Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	12,506,576
10,350,000		UBS AG, 7.625%, 8/17/22	10,965,959
11,650,000	(a)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	12,709,684
21,025,000	(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	21,369,151
8,153,000	(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	9,875,967
		Total Banks	$235,490,675
		Beverages - 0.6%
25,000,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$33,727,016
		Total Beverages	$33,727,016
		Biotechnology - 0.1%
4,355,000		Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$4,446,237
2,210,000		HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	2,221,050
		Total Biotechnology	$6,667,287
		Building Materials - 0.3%
4,655,000		Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$4,754,047
5,728,000		Carrier Global Corp., 2.722%, 2/15/30	5,919,991
690,000		PGT Innovations, Inc., 4.375%, 10/1/29 (144A)	695,175
4,100,000		Standard Industries, Inc., 4.375%, 7/15/30 (144A)	4,182,000
400,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	420,000
		Total Building Materials	$15,971,213
		Chemicals - 0.5%
2,470,000		Ingevity Corp., 3.875%, 11/1/28 (144A)	$2,463,825
3,493,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	3,676,487
968,000		OCI NV, 4.625%, 10/15/25 (144A)	1,017,078
2,482,000		OCI NV, 5.25%, 11/1/24 (144A)	2,552,985
10,491,000		Olin Corp., 5.0%, 2/1/30	11,094,233
900,000		Olin Corp., 5.625%, 8/1/29	989,433
5,820,000		Tronox, Inc., 4.625%, 3/15/29 (144A)	5,790,900
		Total Chemicals	$27,584,941
		Commercial Services - 0.7%
3,971,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$4,198,459
1,230,000		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,228,462
2,115,000		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	2,111,722
3,355,000		CoreLogic, Inc., 4.5%, 5/1/28 (144A)	3,334,031
4,375,000		Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	4,437,369
5,455,000		Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,455,000
1,775,000		HealthEquity, Inc., 4.5%, 10/1/29 (144A)	1,806,329
10,655,000		Moody's Corp., 2.75%, 8/19/41	10,318,623
5,870,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	6,068,289
		Total Commercial Services	$38,958,284
		Cosmetics/Personal Care - 0.1%
3,825,000		Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$4,039,697
		Total Cosmetics/Personal Care	$4,039,697
		Diversified Financial Services - 0.8%
8,420,000		Air Lease Corp., 2.1%, 9/1/28	$8,191,611
6,795,000		Air Lease Corp., 3.125%, 12/1/30	6,953,728
10,150,000		Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	10,860,500
985,000		Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	1,045,245
7,100,000		B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	6,956,225
1,810,000		Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,835,014
700,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	730,625
4,380,000		OneMain Finance Corp., 3.5%, 1/15/27	4,369,576
5,924,000		United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	5,751,634
		Total Diversified Financial Services	$46,694,158
		Electric - 2.1%
2,695,000		Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$2,688,315
5,181,435		Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	5,207,342
5,535,200		Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	5,659,168
8,905,000		AES Corp., 2.45%, 1/15/31	8,772,460
3,220,000		AES Corp., 3.95%, 7/15/30 (144A)	3,540,776
1,040,000		Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	1,038,700
4,170,000	(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,753,800
9,635,000		NRG Energy, Inc., 2.45%, 12/2/27 (144A)	9,770,316
8,075,000		NRG Energy, Inc., 3.875%, 2/15/32 (144A)	7,953,875
1,255,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	1,308,338
7,485,000		Puget Energy, Inc., 2.379%, 6/15/28 (144A)	7,480,050
7,830,000		Puget Energy, Inc., 4.1%, 6/15/30	8,613,115
239,307		San Diego Gas & Electric Co., 1.914%, 2/1/22	239,786
12,680,000		San Diego Gas & Electric Co., 2.95%, 8/15/51	12,532,183
9,720,000		Sempra Energy, 3.4%, 2/1/28	10,475,012
3,602,000		Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	3,340,855
3,865,000		Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	3,623,438

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Electric - (continued)
19,115,000		Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	$20,149,154
5,950,000		Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	5,964,875
		Total Electric	$123,111,558
		Electronics - 0.2%
7,035,000		Amphenol Corp., 2.2%, 9/15/31	$6,967,938
2,055,000		Atkore, Inc., 4.25%, 6/1/31 (144A)	2,116,650
		Total Electronics	$9,084,588
		Energy-Alternate Sources - 0.0%†
294,995		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$346,099
975,000		Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	1,007,663
		Total Energy-Alternate Sources	$1,353,762
		Engineering & Construction - 0.1%
4,494,000		Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$4,520,739
3,300,000		TopBuild Corp., 4.125%, 2/15/32 (144A)	3,333,000
		Total Engineering & Construction	$7,853,739
		Entertainment - 0.3%
970,000		Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$1,001,525
3,751,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)	4,185,929
9,100,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	9,278,886
2,900,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,913,080
		Total Entertainment	$17,379,420
		Environmental Control - 0.0%†
2,320,000		Covanta Holding Corp., 6.0%, 1/1/27	$2,404,982
		Total Environmental Control	$2,404,982
		Food - 0.5%
2,525,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$2,720,687
1,930,000		Bimbo Bakeries USA, Inc., 4.0%, 5/17/51 (144A)	2,086,055
6,740,000		Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	6,510,503
1,960,000		Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,083,970
1,490,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	1,501,175
6,615,000		Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	6,423,111
6,465,000		Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	6,500,391
728,000		Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	835,209
		Total Food	$28,661,101
		Forest Products & Paper - 0.0%†
2,728,000		Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	$2,879,213
		Total Forest Products & Paper	$2,879,213
		Gas - 0.1%
3,060,000		Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,256,095
1,719,742		Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,136,779
		Total Gas	$5,392,874
		Hand/Machine Tools - 0.1%
3,879,000		Kennametal, Inc., 2.8%, 3/1/31	$3,910,816
		Total Hand/Machine Tools	$3,910,816
		Healthcare-Products - 0.6%
12,725,000		Boston Scientific Corp., 2.65%, 6/1/30	$13,118,089
6,810,000		Edwards Lifesciences Corp., 4.3%, 6/15/28	7,797,378
15,920,000		Smith & Nephew Plc, 2.032%, 10/14/30	15,512,382
		Total Healthcare-Products	$36,427,849
		Healthcare-Services - 0.4%
16,810,000		Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$16,292,086
7,485,000		Laboratory Corp. of America Holdings, 2.7%, 6/1/31	7,642,077
2,230,000		ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29 (144A)	2,311,506
		Total Healthcare-Services	$26,245,669
		Insurance - 1.3%
2,335,000		AXA SA, 8.6%, 12/15/30	$3,506,737
2,960,000	(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,664,117
9,710,000	(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	11,043,775
18,482,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	28,466,957
15,460,000		Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	17,566,559
11,070,000	(c)	Nippon Life Insurance Co., 2.9% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	10,902,328
690,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,037,107
		Total Insurance	$76,187,580
		Iron & Steel - 0.1%
1,385,000		Allegheny Technologies, Inc., 4.875%, 10/1/29	$1,390,194
775,000		Allegheny Technologies, Inc., 5.125%, 10/1/31	780,967
2,380,000		Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	2,457,350
		Total Iron & Steel	$4,628,511
		Lodging - 0.6%
2,780,000		Genting New York LLC/GENNY Capital, Inc., 3.3%, 2/15/26 (144A)	$2,758,106
4,985,000		Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	5,034,850

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	Lodging - (continued)
16,130,000	Marriott International, Inc., 3.5%, 10/15/32	$17,115,827
3,100,000	Marriott International, Inc., 4.625%, 6/15/30	3,538,152
140,000	Marriott International, Inc., 5.75%, 5/1/25	160,050
4,300,000	Sands China, Ltd., 4.375%, 6/18/30	4,495,908
	Total Lodging	$33,102,893
	Machinery-Construction & Mining - 0.1%
5,615,000	Weir Group Plc, 2.2%, 5/13/26 (144A)	$5,668,367
	Total Machinery-Construction & Mining	$5,668,367
	Media - 0.3%
1,185,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$1,205,998
8,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	8,880,970
5,800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	5,495,500
2,325,000	CSC Holdings LLC, 5.0%, 11/15/31 (144A)	2,231,303
1,040,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	455,000
1,990,000	News Corp., 3.875%, 5/15/29 (144A)	2,044,725
	Total Media	$20,313,496
	Metal Fabricate/Hardware - 0.0%†
240,000	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	$246,000
	Total Metal Fabricate/Hardware	$246,000
	Mining - 0.4%
2,400,000	Alcoa Nederland Holding BV, 4.125%, 3/31/29 (144A)	$2,502,000
6,420,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	6,375,930
4,457,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	4,572,793
8,512,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	8,799,280
1,330,000	Novelis Corp., 3.25%, 11/15/26 (144A)	1,348,859
2,055,000	Novelis Corp., 3.875%, 8/15/31 (144A)	2,032,498
	Total Mining	$25,631,360
	Miscellaneous Manufacturers - 0.0%†
1,910,000	Hillenbrand, Inc., 3.75%, 3/1/31	$1,896,057
	Total Miscellaneous Manufacturers	$1,896,057
	Multi-National - 0.5%
11,165,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$12,225,675
6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	6,403,536
7,150,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	7,851,129
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,497,489
	Total Multi-National	$28,977,829
	Oil & Gas - 1.6%
19,020,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$25,833,327
1,705,000	EQT Corp., 3.125%, 5/15/26 (144A)	1,747,830
1,775,000	EQT Corp., 3.625%, 5/15/31 (144A)	1,849,550
1,850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	1,900,875
2,810,000	Lundin Energy Finance BV, 2.0%, 7/15/26 (144A)	2,825,708
20,680,000	Lundin Energy Finance BV, 3.1%, 7/15/31 (144A)	20,944,510
5,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	5,249,050
6,065,000	Petroleos Mexicanos, 5.35%, 2/12/28	5,991,553
3,835,000	Phillips 66, 2.15%, 12/15/30	3,737,138
11,865,000	Southwestern Energy Co., 5.375%, 3/15/30	12,808,979
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	11,417,204
	Total Oil & Gas	$94,305,724
	Oil & Gas Services - 0.1%
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$3,011,553
	Total Oil & Gas Services	$3,011,553
	Packaging & Containers - 0.1%
3,910,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$3,997,975
	Total Packaging & Containers	$3,997,975
	Pharmaceuticals - 1.2%
1,930,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$1,930,984
5,265,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	5,613,806
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,414,702
6,225,000	Cigna Corp., 4.375%, 10/15/28	7,187,763
338,028	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	369,167
2,218,775	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,618,535
1,557,464	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,875,300
2,552,844	CVS Pass-Through Trust, 6.036%, 12/10/28	2,978,580
4,066,349	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,287,463
3,600,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	3,730,680
3,385,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (144A)	3,385,000
3,710,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	3,784,200
14,189,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	13,603,704
4,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	4,570,000
5,175,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	5,660,156
	Total Pharmaceuticals	$68,010,040
	Pipelines - 2.3%
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	$3,812,250
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	4,689,125
3,190,000	Enable Midstream Partners LP, 4.15%, 9/15/29	3,454,512

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Pipelines - (continued)
14,441,000		Enable Midstream Partners LP, 4.95%, 5/15/28	$16,209,530
5,230,000		Energy Transfer LP, 5.35%, 5/15/45	6,087,790
4,085,000		Energy Transfer LP, 6.0%, 6/15/48	5,173,337
11,045,000	(a)(c)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	11,500,606
510,000		EnLink Midstream LLC, 5.375%, 6/1/29	538,254
8,316,000		EnLink Midstream Partners LP, 5.45%, 6/1/47	8,023,609
4,299,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	4,105,545
1,815,000		Hess Midstream Operations LP, 4.25%, 2/15/30 (144A)	1,838,686
4,680,000		Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	4,888,494
11,489,000		Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	12,339,145
9,940,000		MPLX LP, 4.25%, 12/1/27	11,179,920
6,860,000		NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	7,023,893
12,125,000		Phillips 66 Partners LP, 3.75%, 3/1/28	13,118,337
10,675,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	12,266,723
1,290,000		Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	1,328,765
1,970,000		Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	2,053,725
2,475,000		Williams Cos., Inc., 7.75%, 6/15/31	3,440,696
		Total Pipelines	$133,072,942
		Real Estate - 0.1%
5,590,000		Kennedy-Wilson, Inc., 4.75%, 2/1/30	$5,687,825
		Total Real Estate	$5,687,825
		REITs - 2.4%
5,995,000		Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$5,633,186
4,380,000		Corporate Office Properties LP, 2.0%, 1/15/29	4,279,753
5,715,000		Corporate Office Properties LP, 2.75%, 4/15/31	5,766,444
1,480,000		Essex Portfolio LP, 3.625%, 5/1/27	1,620,534
6,000,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	6,090,000
5,105,000		Healthcare Realty Trust, Inc., 2.05%, 3/15/31	4,955,513
4,461,000		Healthcare Realty Trust, Inc., 2.4%, 3/15/30	4,471,791
11,631,000		Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	12,218,257
4,675,000		Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,162,394
3,160,000		Highwoods Realty LP, 2.6%, 2/1/31	3,176,261
3,390,000		Highwoods Realty LP, 3.625%, 1/15/23	3,489,217
7,105,000		Highwoods Realty LP, 4.125%, 3/15/28	7,908,098
6,291,000		Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	6,380,961
8,700,000		iStar, Inc., 4.25%, 8/1/25	9,036,951
3,475,000		iStar, Inc., 4.75%, 10/1/24	3,674,812
515,000		iStar, Inc., 5.5%, 2/15/26	538,175
8,575,000		Lexington Realty Trust, 2.375%, 10/1/31	8,304,155
5,320,000		Lexington Realty Trust, 2.7%, 9/15/30	5,377,923
4,020,000		MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	4,100,400
9,833,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	10,550,809
6,975,000		SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,285,219
3,725,000		Sun Communities Operating LP, 2.3%, 11/1/28	3,728,517
1,520,000		UDR, Inc., 2.95%, 9/1/26	1,612,935
5,300,000		UDR, Inc., 4.4%, 1/26/29	6,028,052
7,124,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	7,527,218
		Total REITs	$138,917,575
		Retail - 0.4%
9,870,000		7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$9,403,841
1,825,000		AutoNation, Inc., 1.95%, 8/1/28	1,797,924
1,825,000		AutoNation, Inc., 2.4%, 8/1/31	1,776,491
4,115,000		AutoNation, Inc., 4.75%, 6/1/30	4,793,023
2,420,000		Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	2,404,875
845,000		Gap, Inc., 3.625%, 10/1/29 (144A)	846,056
845,000		Gap, Inc., 3.875%, 10/1/31 (144A)	846,056
		Total Retail	$21,868,266
		Semiconductors - 0.5%
1,068,000		Broadcom, Inc., 3.137%, 11/15/35(144A)	$1,062,970
15,388,000		Broadcom, Inc., 3.187%, 11/15/36(144A)	15,317,969
3,680,000		Broadcom, Inc., 4.11%, 9/15/28	4,091,135
3,225,000		Broadcom, Inc., 4.3%, 11/15/32	3,609,635
3,925,000		Skyworks Solutions, Inc., 3.0%, 6/1/31	4,008,126
		Total Semiconductors	$28,089,835
		Software - 0.3%
20,040,000		Broadridge Financial Solutions, Inc., 2.6%, 5/1/31	$20,318,409
		Total Software	$20,318,409
		Telecommunications - 0.6%
1,945,000		Altice France SA, 5.125%, 7/15/29 (144A)	$1,910,048
8,264,000		Altice France SA, 5.5%, 1/15/28 (144A)	8,341,723
2,913,000		Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,996,895
1,260,000		Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	1,287,468
10,275,000		Motorola Solutions, Inc., 2.3%, 11/15/30	10,087,385
5,255,000		Plantronics, Inc., 4.75%, 3/1/29 (144A)	4,920,414

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Telecommunications - (continued)
4,600,000		T-Mobile USA, Inc., 2.55%, 2/15/31	$4,611,214
		Total Telecommunications	$34,155,147
		Trucking & Leasing - 0.3%
7,615,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 1.7%, 6/15/26 (144A)	$7,653,381
4,183,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	4,459,189
4,615,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	5,199,920
		Total Trucking & Leasing	$17,312,490
		Water - 0.1%
3,340,000		Essential Utilities, Inc., 3.566%, 5/1/29	$3,645,842
		Total Water	$3,645,842
		TOTAL CORPORATE BONDS
		(Cost $1,570,308,123)	$1,637,527,445
		FOREIGN GOVERNMENT BONDS - 0.4% of Net Assets
		Chile - 0.2%
9,555,000		Chile Government International Bond, 3.1%, 5/7/41	$9,203,950
		Total Chile	$9,203,950
		Mexico - 0.2%
13,425,000		Mexico Government International Bond, 4.6%, 2/10/48	$13,808,015
		Total Mexico	$13,808,015
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $21,901,426)	$23,011,965
		INSURANCE-LINKED SECURITIES - 1.8% of Net Assets#
		Event Linked Bonds - 0.2%
		Earthquakes - Mexico - 0.0%†
250,000	(b)	International Bank for Reconstruction & Development, 3.534% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$253,050

		Health - U.S. - 0.1%
2,500,000	(b)	Vitality Re X, 1.78% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$2,456,250

		Inland Flood - U.S. - 0.0%†
250,000	(b)	FloodSmart Re, 11.86% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$244,375
1,250,000	(b)	FloodSmart Re, 13.03% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	1,181,250
750,000	(b)	FloodSmart Re, 15.11% (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	729,375
			$2,155,000
		Multiperil - U.S. - 0.1%
2,000,000	(b)	Bowline Re, Series 2018-1, 4.79% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$2,032,800
100,000	(b)	Caelus Re V, 0.13% (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	50,000
500,000	(b)	Herbie Re, 9.03% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	530,400
			$2,613,200
		Multiperil - U.S. Regional - 0.0%†
1,250,000	(b)	Matterhorn Re, 5.03% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	$1,233,875

		Pandemic - U.S. - 0.0%†
1,000,000	(b)	Vitality Re XI, 1.83% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$976,900
		Total Event Linked Bonds	$9,688,275
Face Amount USD ($)			Value
		Collateralized Reinsurance - 0.2%
		Multiperil - Massachusetts - 0.0%†
2,000,000+(g)(h)		Denning Re 2021, 7/31/25	$1,979,102

		Multiperil - U.S. - 0.1%
8,000,000+(g)(h)		Ballybunion Re, 2/28/23	$2,476,000
2,000,000+(g)(h)		Ballybunion Re 2021, 1/31/25	2,055,641
2,250,000+(g)(h)		Ballybunion Re 2021-3, 7/31/25	2,250,000
600,000+(h)		Dingle Re 2019, 2/1/23	12,315
750,000+(g)(h)		Dingle Re 2020, 12/31/22	775,870
			$7,569,826
		Multiperil - Worldwide - 0.1%
167,000+(h)		Limestone Re, 3/1/23 (144A)	$65,748
20,000+(h)		Limestone Re 2019, 9/9/22 (144A)	—
480,000+(g)(h)		Limestone Re 2020-1, 3/1/24 (144A)	85,680
1,420,000+(g)(h)		Limestone Re 2020-1, 3/1/24 (144A)	253,470
250,000+(g)(h)		Merion Re 2021-1, 12/31/24	242,308
400,000+(g)(h)		Old Head Re 2021, 12/31/24	377,225
1,000,000+(g)(h)		Pine Valley Re 2021, 12/31/24	979,880
3,600,000+(g)(h)		Resilience Re, 10/10/21	—
567,400+(g)(h)		Seminole Re 2018, 1/31/23	14,019
553,333+(g)(h)		Walton Health Re 2018, 6/15/22	55,333
350,000+(g)(h)		Walton Health Re 2019, 6/30/22	294,119
			$2,367,782
		Windstorm - Florida - 0.0%†
1,500,000+(g)(h)		Formby Re 2018, 2/28/23	$184,200

		Windstorm - U.S. - 0.0%†
500,000+(h)		Shadow Creek Re 2021, 7/31/25	$491,914

Schedule of Investments | 9/30/21 (unaudited)(continued)

Face Amount USD ($)		Value
	Windstorm - U.S. Regional - 0.0%†
1,000,000+(g)(h)	Oakmont Re 2017, 4/30/23	$29,400
2,500,000+(g)(h)	Oakmont Re 2020, 4/30/24	2,018,849
		$2,048,249
	Total Collateralized Reinsurance	$14,641,073
	Reinsurance Sidecars - 1.4%
	Multiperil - U.S. - 0.1%
4,500,000+(g)(h)	Carnoustie Re 2017, 11/30/22	$593,100
2,000,000+(g)(h)	Carnoustie Re 2020, 12/31/23	271,200
1,853,719+(g)(h)	Carnoustie Re 2021, 12/31/24	1,879,477
1,300,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	11,310
2,000,000+(g)(i)	Harambee Re 2018, 12/31/22	2,000
5,000,000+(i)	Harambee Re 2019, 12/31/22	18,000
4,000,000+(g)(i)	Harambee Re 2020, 12/31/23	223,600
		$2,998,687
	Multiperil - Worldwide - 1.3%
2,200+(h)	Alturas Re 2019-2, 3/10/23 (144A)	$10,886
34,018+(i)	Alturas Re 2019-2, 3/10/23	45,098
24,550+(h)	Alturas Re 2019-3, 9/12/23	12,454
285,668+(h)	Alturas Re 2020-1A, 3/10/23(144A)	40,622
363,577+(h)	Alturas Re 2020-1B, 3/10/23 (144A)	51,701
540,698+(i)	Alturas Re 2020-2, 3/10/23	465,433
225,450+(g)(i)	Alturas Re 2020-3, 9/30/24	13,121
3,959,302+(g)(i)	Alturas Re 2021-2, 12/31/24	4,018,692
213,682+(g)(i)	Alturas Re 2021-3, 7/31/25	209,793
2,000,000+(g)(h)	Bantry Re 2016, 3/31/23	161,200
1,500,000+(g)(h)	Bantry Re 2017, 3/31/23	87,662
2,000,000+(g)(h)	Bantry Re 2018, 12/31/22	22,800
5,000,000+(g)(h)	Bantry Re 2019, 12/31/22	169,818
4,776,758+(g)(h)	Bantry Re 2020, 12/31/23	698,362
5,000,000+(g)(h)	Bantry Re 2021, 12/31/24	5,178,539
10,192,268+(g)(h)	Berwick Re 2018-1, 12/31/22	787,862
7,281,734+(g)(h)	Berwick Re 2019-1, 12/31/22	870,167
3,000,000+(h)	Berwick Re 2020-1, 12/31/23	300
4,000,000+(g)(h)	Berwick Re 2021-1, 12/31/24	4,192,066
6,000+(h)	Eden Re II, 3/22/23 (144A)	21,486
59,061+(h)	Eden Re II, 3/22/23 (144A)	216,344
125,000+(h)	Eden Re II, 3/22/23 (144A)	37,168
185,850+(h)	Eden Re II, 3/22/23 (144A)	58,448
210,000+(g)(h)	Eden Re II, 3/22/24 (144A)	188,580
640,000+(g)(h)	Eden Re II, 3/22/24 (144A)	590,592
7,500,000+(g)(h)	Eden Re II, Series B, 3/21/25 (144A)	7,561,500
1,000,000+(g)(h)	Gleneagles Re 2018, 12/31/22	118,300
886,832+(g)(h)	Gleneagles Re 2019, 12/31/22	19,818
1,250,000+(g)(h)	Gleneagles Re 2020, 12/31/23	124,929
1,250,000+(g)(h)	Gleneagles Re 2021, 12/31/24	1,289,577
2,118,314+(g)(h)	Gullane Re 2018, 12/31/22	294,234
6,000,000+(g)(h)	Gullane Re 2021, 12/31/24	6,360,740
1,697+(h)	Limestone Re 2018, 3/1/23	—
500,000+(i)	Lion Rock Re 2019, 1/31/23	—
500,000+(h)	Lion Rock Re 2020, 1/31/23	—
500,000+(g)(h)	Lion Rock Re 2021, 12/31/24	550,200
5,000,000+(g)(i)	Lorenz Re 2018, 7/1/22	38,239
2,993,180+(g)(i)	Lorenz Re 2019, 6/30/22	232,869
2,019,510+(g)(i)	Lorenz Re 2020, 6/30/23	93,099
2,480,490+(g)(i)	Lorenz Re 2020, 6/30/23	114,351
7,000,000+(g)(h)	Merion Re 2018-2, 12/31/22	1,158,500
9,000,000+(g)(h)	Merion Re 2021-2, 12/31/24	8,955,000
3,000,000+(g)(h)	Pangaea Re 2016-2, 11/30/22	5,350
3,800,000+(g)(h)	Pangaea Re 2018-1, 12/31/22	80,007
6,500,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	134,832
4,017,011+(g)(h)	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537+(g)(h)	Pangaea Re 2019-3, 7/1/23	171,924
3,974,837+(h)	Pangaea Re 2020-1, 2/1/24	84,354
5,000,000+(g)(h)	Pangaea Re 2020-1, 12/31/24	5,121,285
5,000,000+(h)	Pangaea Re 2020-3, 7/1/24	415,035
1,250,000+(g)(h)	Phoenix One Re, 1/4/27	1,310,125
1,260,000+(g)(h)	Sector Re V, 12/1/23 (144A)	242,416
99,999+(h)	Sector Re V, 12/1/24 (144A)	286,545
533+(h)	Sector Re V, 3/1/25 (144A)	34,252
959+(h)	Sector Re V, 3/1/25 (144A)	61,629
3,490+(h)	Sector Re V, 3/1/25 (144A)	56,473
1,500,000+(g)(h)	Sector Re V, 12/1/25 (144A)	1,536,358
2,699,987+(g)(h)	Sector Re V, 12/1/25 (144A)	2,765,255
240,014+(g)(h)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	52,700
600,000+(h)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	390,855
200,000+(h)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	573,095
1,914+(h)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	36,014

Schedule of Investments | 9/30/21 (unaudited)(continued)

Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
3,609,700+(h)	Sussex Re 2020-1, 12/31/22	$142,944
1,250,000+(g)(h)	Sussex Re 2021-1, 12/31/24	1,193,750
500,000+(g)(i)	Thopas Re 2018, 12/31/22	6,800
3,000,000+(g)(i)	Thopas Re 2019, 12/31/22	119,400
6,000,000+(i)	Thopas Re 2020, 12/31/23	48,000
7,000,000+(g)(i)	Thopas Re 2021, 12/31/24	6,892,200
4,228,426+(g)(i)	Torricelli Re 2021, 7/31/25	4,441,962
2,000,000+(h)	Versutus Re 2018, 12/31/22	—
1,765,095+(h)	Versutus Re 2019-A, 12/31/22	—
1,734,905+(h)	Versutus Re 2019-B, 12/31/22	—
1,000,000+(g)(i)	Viribus Re 2018, 12/31/22	—
3,650,000+(g)(i)	Viribus Re 2019, 12/31/22	152,570
4,139,570+(g)(i)	Viribus Re 2020, 12/31/23	32,703
3,717,666+(g)(i)	Viribus Re 2021, 12/31/24	3,993,517
1,623,326+(g)(h)	Woburn Re 2018, 12/31/22	114,501
4,979,452+(g)(h)	Woburn Re 2019, 12/31/22	1,293,855
		$76,934,960
	Total Reinsurance Sidecars	$79,933,647
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $104,681,657)	$104,262,995
Principal Amount USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets(j)
	Municipal General - 0.0%†
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,517,153
	Total Municipal General	$2,517,153
	TOTAL MUNICIPAL BOND
	(Cost $2,453,151)	$2,517,153
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.3% of Net Assets*(b)
	Computers & Electronics - 0.0%†
1,022,306	Energy Acquisition LP, First Lien Initial Term Loan, 4.349% (LIBOR + 425 bps), 6/26/25	$1,016,982
	Total Computers & Electronics	$1,016,982
	Diversified & Conglomerate Service - 0.0%†
1,053,250	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$1,029,928
	Total Diversified & Conglomerate Service	$1,029,928
	Electronics - 0.1%
4,835,442	Scientific Games International, Inc., Initial Term B-5 Loan, 2.834% (LIBOR + 275 bps), 8/14/24	$4,818,218
	Total Electronics	$4,818,218
	Forest Products - 0.1%
4,354,088	Schweitzer-Mauduit International, Inc., Term Loan B, 4.5% (LIBOR + 375 bps), 2/9/28	$4,345,924
	Total Forest Products	$4,345,924
	Healthcare, Education & Childcare - 0.0%†
1,072,070	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$1,063,471
	Total Healthcare, Education & Childcare	$1,063,471
	Hotel, Gaming & Leisure - 0.0%†
1,390,681	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 1.837% (LIBOR + 175 bps), 11/19/26	$1,374,663
	Total Hotel, Gaming & Leisure	$1,374,663
	Insurance - 0.0%†
816,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.132% (LIBOR + 300 bps), 5/16/24	$811,629
	Total Insurance	$811,629
	Leasing - 0.1%
622,392	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$617,017
2,660,625	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3.87% (LIBOR + 375 bps), 9/11/23	2,630,693
	Total Leasing	$3,247,710
	Leisure & Entertainment - 0.0%†
190,787	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$177,874
	Total Leisure & Entertainment	$177,874
	Retail - 0.0%†
522,963	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.626% (LIBOR + 450 bps), 9/12/24	$510,297
	Total Retail	$510,297
	Telecommunications - 0.0%†
809,587	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.834% (LIBOR + 175 bps), 3/1/27	$800,840
	Total Telecommunications	$800,840
	Utilities - 0.0%†
885,692	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$792,325
	Total Utilities	$792,325
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $20,118,370)	$19,989,861
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.0% of Net Assets
8,000,000	Fannie Mae, 1.5%, 10/1/36 (TBA)	$8,076,250

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,000,000	Fannie Mae, 2.0%, 10/1/36 (TBA)	$9,265,781
585,200	Fannie Mae, 2.5%, 7/1/30	616,198
655,638	Fannie Mae, 2.5%, 7/1/30	689,334
1,009,036	Fannie Mae, 2.5%, 7/1/30	1,062,504
123,261	Fannie Mae, 2.5%, 12/1/42	128,150
148,858	Fannie Mae, 2.5%, 12/1/42	154,848
122,845	Fannie Mae, 2.5%, 1/1/43	127,839
47,693	Fannie Mae, 2.5%, 2/1/43	49,190
50,493	Fannie Mae, 2.5%, 2/1/43	52,127
1,435,680	Fannie Mae, 2.5%, 2/1/43	1,494,042
174,582	Fannie Mae, 2.5%, 3/1/43	181,508
84,943	Fannie Mae, 2.5%, 4/1/43	87,690
155,619	Fannie Mae, 2.5%, 8/1/43	161,944
73,920	Fannie Mae, 2.5%, 12/1/43	76,436
113,285	Fannie Mae, 2.5%, 3/1/44	117,201
88,845	Fannie Mae, 2.5%, 4/1/45	91,919
153,626	Fannie Mae, 2.5%, 4/1/45	158,798
166,713	Fannie Mae, 2.5%, 4/1/45	172,637
223,860	Fannie Mae, 2.5%, 4/1/45	231,839
244,914	Fannie Mae, 2.5%, 4/1/45	252,744
286,672	Fannie Mae, 2.5%, 4/1/45	297,237
766,215	Fannie Mae, 2.5%, 4/1/45	794,450
812,295	Fannie Mae, 2.5%, 4/1/45	842,207
30,432	Fannie Mae, 2.5%, 5/1/45	31,554
60,208	Fannie Mae, 2.5%, 7/1/45	62,434
122,110	Fannie Mae, 2.5%, 8/1/45	126,626
81,946	Fannie Mae, 2.5%, 1/1/46	84,932
353,000,000	Fannie Mae, 2.5%, 10/1/51 (TBA)	363,755,469
1,710,059	Fannie Mae, 3.0%, 10/1/30	1,813,818
636,848	Fannie Mae, 3.0%, 4/1/31	673,475
239,023	Fannie Mae, 3.0%, 6/1/40	251,479
10,114,847	Fannie Mae, 3.0%, 8/1/42	10,890,117
2,418,519	Fannie Mae, 3.0%, 9/1/42	2,597,508
3,505,506	Fannie Mae, 3.0%, 5/1/43	3,739,631
314,196	Fannie Mae, 3.0%, 7/1/43	335,155
708,006	Fannie Mae, 3.0%, 8/1/43	753,076
2,163,238	Fannie Mae, 3.0%, 9/1/43	2,302,934
369,354	Fannie Mae, 3.0%, 3/1/45	392,032
4,027,845	Fannie Mae, 3.0%, 6/1/45	4,350,735
1,434,162	Fannie Mae, 3.0%, 3/1/47	1,517,377
69,000,000	Fannie Mae, 3.0%, 10/1/51 (TBA)	72,169,688
1,499,297	Fannie Mae, 3.5%, 6/1/28	1,608,354
426,081	Fannie Mae, 3.5%, 11/1/40	463,594
311,761	Fannie Mae, 3.5%, 10/1/41	342,602
2,279,320	Fannie Mae, 3.5%, 11/1/41	2,457,807
254,302	Fannie Mae, 3.5%, 6/1/42	277,627
1,212,292	Fannie Mae, 3.5%, 7/1/42	1,316,410
1,298,106	Fannie Mae, 3.5%, 8/1/42	1,405,425
178,089	Fannie Mae, 3.5%, 10/1/42	187,536
137,364	Fannie Mae, 3.5%, 11/1/42	150,305
230,177	Fannie Mae, 3.5%, 12/1/42	251,439
303,321	Fannie Mae, 3.5%, 12/1/42	331,879
718,335	Fannie Mae, 3.5%, 4/1/45	777,826
2,467,466	Fannie Mae, 3.5%, 6/1/45	2,655,813
4,571,290	Fannie Mae, 3.5%, 8/1/45	5,059,088
2,125,024	Fannie Mae, 3.5%, 9/1/45	2,285,741
4,348,169	Fannie Mae, 3.5%, 9/1/45	4,758,563
607,295	Fannie Mae, 3.5%, 10/1/45	654,831
6,846,577	Fannie Mae, 3.5%, 11/1/45	7,577,194
1,704,337	Fannie Mae, 3.5%, 5/1/46	1,860,147
212,394	Fannie Mae, 3.5%, 10/1/46	228,600
2,005,382	Fannie Mae, 3.5%, 1/1/47	2,140,790
3,903,150	Fannie Mae, 3.5%, 1/1/47	4,247,080
4,761,669	Fannie Mae, 3.5%, 1/1/47	5,129,862
48,794	Fannie Mae, 3.5%, 2/1/47	52,909
158,411	Fannie Mae, 3.5%, 7/1/47	170,941
102,672	Fannie Mae, 3.5%, 10/1/47	110,305
337,768	Fannie Mae, 3.5%, 12/1/47	372,197
3,544,224	Fannie Mae, 3.5%, 12/1/47	3,778,153
70,214	Fannie Mae, 3.5%, 2/1/49	74,110
34,021	Fannie Mae, 3.5%, 4/1/49	34,853
1,042,476	Fannie Mae, 3.5%, 5/1/49	1,144,613
1,575,668	Fannie Mae, 3.5%, 5/1/49	1,742,757
38,468	Fannie Mae, 3.5%, 7/1/49	42,045
110,000,000	Fannie Mae, 3.5%, 10/1/51 (TBA)	116,383,007
90,000,000	Fannie Mae, 3.5%, 11/1/51 (TBA)	95,289,258

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,409	Fannie Mae, 4.0%, 10/1/25	$4,675
108,346	Fannie Mae, 4.0%, 11/1/34	118,403
955,505	Fannie Mae, 4.0%, 4/1/39	1,051,457
3,606,031	Fannie Mae, 4.0%, 10/1/40	4,061,964
638,936	Fannie Mae, 4.0%, 12/1/40	719,717
527,512	Fannie Mae, 4.0%, 4/1/41	583,279
454,742	Fannie Mae, 4.0%, 5/1/41	502,701
489,283	Fannie Mae, 4.0%, 10/1/41	536,922
350,078	Fannie Mae, 4.0%, 12/1/41	386,489
134,655	Fannie Mae, 4.0%, 1/1/42	148,426
1,081,781	Fannie Mae, 4.0%, 1/1/42	1,196,522
874,610	Fannie Mae, 4.0%, 2/1/42	962,766
2,649,376	Fannie Mae, 4.0%, 2/1/42	2,929,842
299,152	Fannie Mae, 4.0%, 4/1/42	330,773
991,383	Fannie Mae, 4.0%, 4/1/42	1,093,099
1,539,207	Fannie Mae, 4.0%, 5/1/42	1,694,137
56,830	Fannie Mae, 4.0%, 6/1/42	61,837
121,478	Fannie Mae, 4.0%, 6/1/42	132,333
113,445	Fannie Mae, 4.0%, 7/1/42	125,480
2,703,386	Fannie Mae, 4.0%, 8/1/42	3,002,050
240,915	Fannie Mae, 4.0%, 10/1/42	268,060
662,052	Fannie Mae, 4.0%, 10/1/42	732,177
1,499,899	Fannie Mae, 4.0%, 11/1/43	1,668,847
29,945	Fannie Mae, 4.0%, 1/1/44	32,852
67,020	Fannie Mae, 4.0%, 6/1/45	72,438
260,811	Fannie Mae, 4.0%, 7/1/45	288,411
359,355	Fannie Mae, 4.0%, 4/1/46	390,492
1,690,539	Fannie Mae, 4.0%, 7/1/46	1,836,450
2,642,041	Fannie Mae, 4.0%, 7/1/46	2,871,605
1,374,330	Fannie Mae, 4.0%, 8/1/46	1,490,538
1,618,826	Fannie Mae, 4.0%, 8/1/46	1,757,255
692,896	Fannie Mae, 4.0%, 11/1/46	750,079
1,526,108	Fannie Mae, 4.0%, 4/1/47	1,672,857
1,618,024	Fannie Mae, 4.0%, 4/1/47	1,761,452
240,093	Fannie Mae, 4.0%, 6/1/47	262,887
713,446	Fannie Mae, 4.0%, 6/1/47	777,802
885,922	Fannie Mae, 4.0%, 6/1/47	960,832
1,242,240	Fannie Mae, 4.0%, 6/1/47	1,343,249
499,473	Fannie Mae, 4.0%, 7/1/47	538,108
1,160,064	Fannie Mae, 4.0%, 7/1/47	1,265,164
2,231,156	Fannie Mae, 4.0%, 12/1/47	2,399,223
283,639	Fannie Mae, 4.0%, 11/1/48	312,965
164,763	Fannie Mae, 4.0%, 6/1/49	180,427
89,000,000	Fannie Mae, 4.0%, 10/1/51 (TBA)	95,355,156
41,000,000	Fannie Mae, 4.0%, 11/1/51 (TBA)	43,974,101
77,291	Fannie Mae, 4.5%, 10/1/35	85,926
226,701	Fannie Mae, 4.5%, 8/1/40	250,937
663,834	Fannie Mae, 4.5%, 11/1/40	741,473
233,210	Fannie Mae, 4.5%, 2/1/41	258,643
622,892	Fannie Mae, 4.5%, 4/1/41	694,988
25,078	Fannie Mae, 4.5%, 5/1/41	27,807
1,143,684	Fannie Mae, 4.5%, 5/1/41	1,277,716
1,501,599	Fannie Mae, 4.5%, 5/1/41	1,679,664
654,226	Fannie Mae, 4.5%, 7/1/41	733,143
1,685,310	Fannie Mae, 4.5%, 1/1/42	1,885,963
1,940,642	Fannie Mae, 4.5%, 1/1/42	2,164,595
1,198,446	Fannie Mae, 4.5%, 12/1/43	1,336,633
356,857	Fannie Mae, 4.5%, 1/1/47	392,962
290,027	Fannie Mae, 4.5%, 2/1/47	315,957
13,353,267	Fannie Mae, 4.5%, 5/1/49	14,665,203
130,699	Fannie Mae, 4.5%, 6/1/49	141,556
1,774,476	Fannie Mae, 4.5%, 2/1/50	1,935,278
1,686,179	Fannie Mae, 4.5%, 4/1/50	1,861,301
9,492,303	Fannie Mae, 4.5%, 4/1/50	10,377,836
194,000,000	Fannie Mae, 4.5%, 10/1/51 (TBA)	209,792,813
66,000,000	Fannie Mae, 4.5%, 11/1/51 (TBA)	71,465,658
247	Fannie Mae, 5.0%, 2/1/22	257
2,146	Fannie Mae, 5.0%, 2/1/22	2,234
1,103	Fannie Mae, 5.0%, 9/1/22	1,148
12,678	Fannie Mae, 5.0%, 3/1/23	13,206
36,411	Fannie Mae, 5.0%, 5/1/23	37,941
30,215	Fannie Mae, 5.0%, 7/1/34	32,596
124,062	Fannie Mae, 5.0%, 10/1/34	139,791
328,550	Fannie Mae, 5.0%, 2/1/39	373,033
188,799	Fannie Mae, 5.0%, 6/1/40	214,013
254,693	Fannie Mae, 5.0%, 6/1/40	291,452
174,691	Fannie Mae, 5.0%, 7/1/40	195,217

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
269,963	Fannie Mae, 5.0%, 7/1/40	$308,898
392,510	Fannie Mae, 5.0%, 7/1/40	448,959
344,206	Fannie Mae, 5.0%, 8/1/40	393,884
1,067,559	Fannie Mae, 5.0%, 2/1/41	1,220,052
4,165,400	Fannie Mae, 5.0%, 12/1/44	4,732,812
402,307	Fannie Mae, 5.0%, 6/1/49	441,383
911,352	Fannie Mae, 5.0%, 9/1/49	1,029,800
4,211,725	Fannie Mae, 5.0%, 9/1/49	4,841,052
240,973	Fannie Mae, 5.0%, 10/1/49	264,786
6,408	Fannie Mae, 5.5%, 6/1/33	7,269
37,020	Fannie Mae, 5.5%, 7/1/33	42,637
239,301	Fannie Mae, 5.5%, 7/1/34	276,813
8,880	Fannie Mae, 5.5%, 10/1/35	10,280
80,481	Fannie Mae, 5.5%, 3/1/36	91,906
65,612	Fannie Mae, 5.5%, 5/1/36	75,027
69,353	Fannie Mae, 5.5%, 6/1/36	80,596
29,068	Fannie Mae, 5.72%, 11/1/28	29,352
17,977	Fannie Mae, 5.72%, 6/1/29	18,054
9,638	Fannie Mae, 5.9%, 11/1/27	9,679
52,411	Fannie Mae, 5.9%, 4/1/28	54,365
353	Fannie Mae, 6.0%, 9/1/29	403
943	Fannie Mae, 6.0%, 1/1/32	1,062
5,676	Fannie Mae, 6.0%, 2/1/32	6,649
2,363	Fannie Mae, 6.0%, 3/1/32	2,769
1,513	Fannie Mae, 6.0%, 8/1/32	1,773
219	Fannie Mae, 6.0%, 9/1/32	257
18,592	Fannie Mae, 6.0%, 10/1/32	21,783
4,706	Fannie Mae, 6.0%, 2/1/33	5,282
30,433	Fannie Mae, 6.0%, 3/1/33	35,660
26,396	Fannie Mae, 6.0%, 4/1/33	29,672
47,938	Fannie Mae, 6.0%, 7/1/33	53,869
16,058	Fannie Mae, 6.0%, 11/1/33	18,801
52,279	Fannie Mae, 6.0%, 8/1/34	60,252
1,391	Fannie Mae, 6.0%, 9/1/34	1,568
12,588	Fannie Mae, 6.0%, 9/1/34	14,244
13,656	Fannie Mae, 6.0%, 9/1/34	16,029
39,703	Fannie Mae, 6.0%, 9/1/34	44,580
5,027	Fannie Mae, 6.0%, 10/1/34	5,916
5,019	Fannie Mae, 6.0%, 11/1/34	5,903
34,742	Fannie Mae, 6.0%, 11/1/34	39,052
1,654	Fannie Mae, 6.0%, 2/1/35	1,946
3,515	Fannie Mae, 6.0%, 2/1/35	4,146
74,551	Fannie Mae, 6.0%, 4/1/35	85,703
16,058	Fannie Mae, 6.0%, 5/1/35	18,069
74,035	Fannie Mae, 6.0%, 10/1/35	83,090
75,688	Fannie Mae, 6.0%, 12/1/35	85,307
9,231	Fannie Mae, 6.0%, 12/1/37	10,898
92,691	Fannie Mae, 6.0%, 6/1/38	108,975
20,966	Fannie Mae, 6.0%, 7/1/38	23,717
4,896	Fannie Mae, 6.5%, 7/1/29	5,500
430	Fannie Mae, 6.5%, 1/1/31	483
323	Fannie Mae, 6.5%, 4/1/31	363
2,061	Fannie Mae, 6.5%, 5/1/31	2,315
2,319	Fannie Mae, 6.5%, 9/1/31	2,606
2,431	Fannie Mae, 6.5%, 9/1/31	2,731
1,476	Fannie Mae, 6.5%, 10/1/31	1,658
61,143	Fannie Mae, 6.5%, 12/1/31	68,693
3,697	Fannie Mae, 6.5%, 2/1/32	4,154
15,113	Fannie Mae, 6.5%, 3/1/32	16,979
40,377	Fannie Mae, 6.5%, 7/1/32	45,363
56,322	Fannie Mae, 6.5%, 10/1/32	63,277
11,540	Fannie Mae, 6.5%, 7/1/34	12,965
50,668	Fannie Mae, 6.5%, 11/1/37	60,246
13,916	Fannie Mae, 6.5%, 11/1/47	15,093
133	Fannie Mae, 7.0%, 12/1/30	134
3,528	Fannie Mae, 7.0%, 12/1/30	3,878
3,297	Fannie Mae, 7.0%, 4/1/31	3,813
4,014	Fannie Mae, 7.0%, 9/1/31	4,696
12,289	Fannie Mae, 7.0%, 12/1/31	12,663
8,887	Fannie Mae, 7.0%, 1/1/32	10,484
1,010,507	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	1,066,351
675,685	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	725,955
3,632,271	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	3,902,992
487,824	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	527,233
1,188,421	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,284,469
1,390,310	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,493,694
3,128,951	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	3,361,237

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
816,298	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	$876,912
956,003	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,014,272
3,121,765	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	3,303,544
576,081	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	607,509
500,474	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	540,798
1,381,091	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	1,504,098
244,735	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	266,799
3,388,599	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	3,699,617
113,088	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	123,341
2,950,491	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	3,221,311
3,112,132	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	3,363,410
3,381,902	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	3,716,566
4,098,199	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	4,443,724
4,431,677	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	4,838,200
4,899,977	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	5,335,094
5,800,661	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	6,314,638
684,711	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	741,615
345,216	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	372,911
5,168,238	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	5,823,186
66,062	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	72,388
37,652	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	41,523
1,631,303	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	1,790,436
17,237	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	18,888
53,900	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	57,755
430,054	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	469,799
1,515,204	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	1,647,105
1,664,542	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	1,808,076
1,455,109	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	1,582,608
52,969	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	56,724
406,119	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	438,372
873,618	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	954,291
1,215,774	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,330,786
2,361,437	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,570,687
2,398,670	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,597,735
2,580,331	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,789,272
2,206,237	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	2,379,834
462,586	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	500,439
633,453	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	684,971
1,833,000	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	1,971,029
335,990	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	359,725
1,051,813	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	1,179,497
622,520	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	694,765
67,529	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	75,412
316,285	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	342,430
343,506	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	371,554
2,422,624	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	2,637,251
1,604,561	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	1,742,317
6	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	6
4,888	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	5,581
49,301	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	54,244
133,585	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	152,778
129,338	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	147,912
1,126	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	1,288
2,690	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	3,079
1,730,898	Federal Home Loan Mortgage Corp., 5.0%, 9/1/49	1,901,323
628,552	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	690,543
4,016,600	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	4,413,297
6,387,362	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	7,018,289
84,096	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	96,955
4,655	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	5,368
4,176	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	4,666
40,836	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	47,387
49,819	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	56,091
16,280	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	18,933
468,524	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	545,623
13,253	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	14,881
35,815	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	40,681
1,451	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	1,640
19,424	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	22,763
8,819	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	9,903
58,905	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	69,042
45,496	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	53,366
5,614	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	6,443
20,071	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	22,794
7,397	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	8,305
33,949	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	38,131
12,781	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	15,007

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
29,562	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	$33,441
28,322	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	31,810
180,558	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	212,246
13,308	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	14,952
40,379	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	45,353
43,312	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	48,942
4,599	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	5,437
28,264	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	31,781
10,895	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	12,470
25,527	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	30,182
40,552	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	46,695
184	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	207
265	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	298
1,007	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,132
3,161	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	3,578
4,051	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,552
275	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	310
3,081	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	3,462
5,249	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	6,018
55	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	62
15,627	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	18,279
5,760	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	5,797
1,294	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	1,482
70,640	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,611
172,226	Freddie Mac Pool, 3.0%, 2/1/38	180,395
64,537	Freddie Mac Pool, 3.0%, 10/1/48	67,665
498,711	Freddie Mac Pool, 4.5%, 11/1/48	541,533
19,000,000	Government National Mortgage Association, 2.0%, 12/30/99 (TBA)	19,261,250
88,000,000	Government National Mortgage Association, 2.5%, 10/1/51 (TBA)	90,791,250
55,000,000	Government National Mortgage Association, 3.0%, 10/1/51 (TBA)	57,440,625
3,000,000	Government National Mortgage Association, 4.5%, 12/30/99 (TBA)	3,198,281
3,442,692	Government National Mortgage Association I, 3.5%, 11/15/41	3,706,163
2,368,275	Government National Mortgage Association I, 3.5%, 7/15/42	2,532,137
400,378	Government National Mortgage Association I, 3.5%, 10/15/42	427,555
589,995	Government National Mortgage Association I, 3.5%, 1/15/44	663,570
2,601,931	Government National Mortgage Association I, 3.5%, 1/15/45	2,778,267
976,748	Government National Mortgage Association I, 3.5%, 8/15/46	1,042,457
6,685	Government National Mortgage Association I, 4.0%, 5/15/39	7,180
1,367	Government National Mortgage Association I, 4.0%, 6/15/39	1,505
1,961	Government National Mortgage Association I, 4.0%, 8/15/40	2,171
139,238	Government National Mortgage Association I, 4.0%, 8/15/40	149,932
2,476	Government National Mortgage Association I, 4.0%, 9/15/40	2,749
2,513	Government National Mortgage Association I, 4.0%, 10/15/40	2,774
9,614	Government National Mortgage Association I, 4.0%, 11/15/40	10,491
21,301	Government National Mortgage Association I, 4.0%, 11/15/40	23,371
8,199	Government National Mortgage Association I, 4.0%, 1/15/41	9,087
24,454	Government National Mortgage Association I, 4.0%, 1/15/41	26,830
4,090	Government National Mortgage Association I, 4.0%, 2/15/41	4,541
24,870	Government National Mortgage Association I, 4.0%, 6/15/41	26,955
53,320	Government National Mortgage Association I, 4.0%, 7/15/41	59,199
119,962	Government National Mortgage Association I, 4.0%, 9/15/41	132,517
4,742	Government National Mortgage Association I, 4.0%, 10/15/41	5,180
4,972	Government National Mortgage Association I, 4.0%, 10/15/41	5,333
1,466	Government National Mortgage Association I, 4.0%, 11/15/41	1,573
2,102	Government National Mortgage Association I, 4.0%, 11/15/41	2,294
2,048	Government National Mortgage Association I, 4.0%, 12/15/41	2,263
14,052	Government National Mortgage Association I, 4.0%, 2/15/42	15,562
382,252	Government National Mortgage Association I, 4.0%, 8/15/43	419,667
8,235	Government National Mortgage Association I, 4.0%, 11/15/43	8,844
3,913	Government National Mortgage Association I, 4.0%, 3/15/44	4,344
22,510	Government National Mortgage Association I, 4.0%, 3/15/44	24,205
241,845	Government National Mortgage Association I, 4.0%, 3/15/44	268,684
1,156,142	Government National Mortgage Association I, 4.0%, 3/15/44	1,270,733
3,082	Government National Mortgage Association I, 4.0%, 4/15/44	3,309
7,800	Government National Mortgage Association I, 4.0%, 4/15/44	8,615
806,057	Government National Mortgage Association I, 4.0%, 4/15/44	884,442
141,138	Government National Mortgage Association I, 4.0%, 8/15/44	154,865
16,553	Government National Mortgage Association I, 4.0%, 9/15/44	17,815
59,945	Government National Mortgage Association I, 4.0%, 9/15/44	64,464
89,513	Government National Mortgage Association I, 4.0%, 9/15/44	97,116
196,732	Government National Mortgage Association I, 4.0%, 9/15/44	214,978
770,826	Government National Mortgage Association I, 4.0%, 9/15/44	855,867
31,328	Government National Mortgage Association I, 4.0%, 10/15/44	33,692
191,882	Government National Mortgage Association I, 4.0%, 11/15/44	211,700
574,194	Government National Mortgage Association I, 4.0%, 12/15/44	626,767
228,856	Government National Mortgage Association I, 4.0%, 1/15/45	254,001
290,857	Government National Mortgage Association I, 4.0%, 1/15/45	312,429

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
391,878	Government National Mortgage Association I, 4.0%, 1/15/45	$420,514
505,514	Government National Mortgage Association I, 4.0%, 2/15/45	548,454
560,943	Government National Mortgage Association I, 4.0%, 2/15/45	606,077
27,340	Government National Mortgage Association I, 4.0%, 3/15/45	29,348
1,068,922	Government National Mortgage Association I, 4.0%, 3/15/45	1,167,164
944,483	Government National Mortgage Association I, 4.0%, 4/15/45	1,036,341
896,776	Government National Mortgage Association I, 4.0%, 5/15/45	993,371
1,754,542	Government National Mortgage Association I, 4.0%, 6/15/45	1,937,247
219,238	Government National Mortgage Association I, 4.0%, 7/15/45	240,366
274,230	Government National Mortgage Association I, 4.0%, 8/15/45	303,608
44,673	Government National Mortgage Association I, 4.5%, 6/15/25	47,036
24,239	Government National Mortgage Association I, 4.5%, 7/15/33	27,379
81,260	Government National Mortgage Association I, 4.5%, 9/15/33	91,929
71,477	Government National Mortgage Association I, 4.5%, 10/15/33	79,826
86,288	Government National Mortgage Association I, 4.5%, 10/15/33	97,721
8,086	Government National Mortgage Association I, 4.5%, 2/15/34	9,037
8,604	Government National Mortgage Association I, 4.5%, 3/15/35	9,594
13,357	Government National Mortgage Association I, 4.5%, 3/15/35	14,918
77,786	Government National Mortgage Association I, 4.5%, 4/15/35	87,954
35,204	Government National Mortgage Association I, 4.5%, 10/15/35	39,873
42,218	Government National Mortgage Association I, 4.5%, 4/15/38	47,175
404,054	Government National Mortgage Association I, 4.5%, 12/15/39	452,877
160,237	Government National Mortgage Association I, 4.5%, 1/15/40	183,302
65,328	Government National Mortgage Association I, 4.5%, 9/15/40	73,943
323,447	Government National Mortgage Association I, 4.5%, 10/15/40	365,865
127,806	Government National Mortgage Association I, 4.5%, 4/15/41	142,756
349,141	Government National Mortgage Association I, 4.5%, 5/15/41	393,752
186,785	Government National Mortgage Association I, 4.5%, 6/15/41	210,683
150,131	Government National Mortgage Association I, 4.5%, 7/15/41	169,974
136,248	Government National Mortgage Association I, 4.5%, 8/15/41	154,258
28,020	Government National Mortgage Association I, 5.0%, 7/15/33	32,016
29,471	Government National Mortgage Association I, 5.0%, 9/15/33	34,199
31,918	Government National Mortgage Association I, 5.0%, 4/15/34	37,050
216,888	Government National Mortgage Association I, 5.0%, 4/15/35	253,014
71,885	Government National Mortgage Association I, 5.0%, 7/15/40	83,452
34,335	Government National Mortgage Association I, 5.5%, 1/15/29	38,264
4,223	Government National Mortgage Association I, 5.5%, 6/15/33	4,751
21,712	Government National Mortgage Association I, 5.5%, 7/15/33	24,549
24,923	Government National Mortgage Association I, 5.5%, 7/15/33	28,872
8,462	Government National Mortgage Association I, 5.5%, 8/15/33	9,815
14,355	Government National Mortgage Association I, 5.5%, 8/15/33	16,585
37,390	Government National Mortgage Association I, 5.5%, 8/15/33	41,926
22,702	Government National Mortgage Association I, 5.5%, 9/15/33	25,321
27,318	Government National Mortgage Association I, 5.5%, 9/15/33	30,526
24,987	Government National Mortgage Association I, 5.5%, 10/15/33	27,966
26,456	Government National Mortgage Association I, 5.5%, 10/15/33	30,649
125,689	Government National Mortgage Association I, 5.5%, 7/15/34	145,616
18,822	Government National Mortgage Association I, 5.5%, 10/15/34	21,267
180,755	Government National Mortgage Association I, 5.5%, 11/15/34	210,230
66,889	Government National Mortgage Association I, 5.5%, 1/15/35	77,195
11,457	Government National Mortgage Association I, 5.5%, 2/15/35	12,926
32,323	Government National Mortgage Association I, 5.5%, 2/15/35	36,059
26,382	Government National Mortgage Association I, 5.5%, 6/15/35	29,418
179,863	Government National Mortgage Association I, 5.5%, 7/15/35	210,941
18,470	Government National Mortgage Association I, 5.5%, 10/15/35	20,978
54,494	Government National Mortgage Association I, 5.5%, 10/15/35	62,547
16,061	Government National Mortgage Association I, 5.5%, 2/15/37	18,836
34,002	Government National Mortgage Association I, 6.0%, 12/15/23	35,639
2,545	Government National Mortgage Association I, 6.0%, 1/15/24	2,845
13,835	Government National Mortgage Association I, 6.0%, 4/15/28	15,864
77,865	Government National Mortgage Association I, 6.0%, 9/15/28	88,471
3,347	Government National Mortgage Association I, 6.0%, 10/15/28	3,759
23,723	Government National Mortgage Association I, 6.0%, 2/15/29	27,093
24,473	Government National Mortgage Association I, 6.0%, 2/15/29	27,499
9,172	Government National Mortgage Association I, 6.0%, 11/15/31	10,670
690	Government National Mortgage Association I, 6.0%, 3/15/32	803
2,610	Government National Mortgage Association I, 6.0%, 8/15/32	3,083
17,786	Government National Mortgage Association I, 6.0%, 9/15/32	19,950
59,927	Government National Mortgage Association I, 6.0%, 9/15/32	67,163
72,595	Government National Mortgage Association I, 6.0%, 9/15/32	81,358
5,116	Government National Mortgage Association I, 6.0%, 10/15/32	5,732
15,458	Government National Mortgage Association I, 6.0%, 10/15/32	17,500
3,376	Government National Mortgage Association I, 6.0%, 11/15/32	3,787
4,957	Government National Mortgage Association I, 6.0%, 11/15/32	5,554
4,969	Government National Mortgage Association I, 6.0%, 12/15/32	5,574
6,443	Government National Mortgage Association I, 6.0%, 12/15/32	7,364
30,058	Government National Mortgage Association I, 6.0%, 12/15/32	33,694

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
35,914	Government National Mortgage Association I, 6.0%, 12/15/32	$40,347
84,765	Government National Mortgage Association I, 6.0%, 12/15/32	94,992
123,072	Government National Mortgage Association I, 6.0%, 12/15/32	138,122
152,807	Government National Mortgage Association I, 6.0%, 12/15/32	172,096
15,719	Government National Mortgage Association I, 6.0%, 1/15/33	17,678
71,023	Government National Mortgage Association I, 6.0%, 1/15/33	83,970
13,010	Government National Mortgage Association I, 6.0%, 2/15/33	15,384
43,317	Government National Mortgage Association I, 6.0%, 2/15/33	48,607
45,395	Government National Mortgage Association I, 6.0%, 2/15/33	52,499
67,091	Government National Mortgage Association I, 6.0%, 2/15/33	76,684
12,285	Government National Mortgage Association I, 6.0%, 3/15/33	13,765
22,008	Government National Mortgage Association I, 6.0%, 3/15/33	24,984
41,271	Government National Mortgage Association I, 6.0%, 3/15/33	46,365
49,743	Government National Mortgage Association I, 6.0%, 3/15/33	58,770
50,994	Government National Mortgage Association I, 6.0%, 3/15/33	60,297
58,384	Government National Mortgage Association I, 6.0%, 3/15/33	67,957
99,673	Government National Mortgage Association I, 6.0%, 3/15/33	117,828
219,445	Government National Mortgage Association I, 6.0%, 3/15/33	258,129
8,749	Government National Mortgage Association I, 6.0%, 4/15/33	9,799
22,863	Government National Mortgage Association I, 6.0%, 4/15/33	25,692
48,921	Government National Mortgage Association I, 6.0%, 5/15/33	55,024
4,757	Government National Mortgage Association I, 6.0%, 6/15/33	5,588
838	Government National Mortgage Association I, 6.0%, 9/15/33	937
2,164	Government National Mortgage Association I, 6.0%, 9/15/33	2,425
24,528	Government National Mortgage Association I, 6.0%, 9/15/33	28,825
18,578	Government National Mortgage Association I, 6.0%, 10/15/33	21,229
39,807	Government National Mortgage Association I, 6.0%, 11/15/33	44,623
94,150	Government National Mortgage Association I, 6.0%, 3/15/34	108,873
21,823	Government National Mortgage Association I, 6.0%, 6/15/34	25,744
14,134	Government National Mortgage Association I, 6.0%, 8/15/34	16,694
38,416	Government National Mortgage Association I, 6.0%, 8/15/34	43,059
7,469	Government National Mortgage Association I, 6.0%, 9/15/34	8,453
32,117	Government National Mortgage Association I, 6.0%, 9/15/34	36,042
62,679	Government National Mortgage Association I, 6.0%, 9/15/34	73,869
37,827	Government National Mortgage Association I, 6.0%, 10/15/34	42,626
41,019	Government National Mortgage Association I, 6.0%, 10/15/34	46,034
85,126	Government National Mortgage Association I, 6.0%, 10/15/34	95,497
50,808	Government National Mortgage Association I, 6.0%, 11/15/34	57,843
307,778	Government National Mortgage Association I, 6.0%, 9/15/35	356,469
91,383	Government National Mortgage Association I, 6.0%, 8/15/36	107,917
36,523	Government National Mortgage Association I, 6.0%, 10/15/36	41,513
17,825	Government National Mortgage Association I, 6.0%, 11/15/37	21,063
12,458	Government National Mortgage Association I, 6.0%, 8/15/38	14,014
4,200	Government National Mortgage Association I, 6.5%, 10/15/24	4,431
4,524	Government National Mortgage Association I, 6.5%, 4/15/28	5,056
24,513	Government National Mortgage Association I, 6.5%, 4/15/28	27,392
3,596	Government National Mortgage Association I, 6.5%, 6/15/28	4,056
2,750	Government National Mortgage Association I, 6.5%, 8/15/28	3,073
1,683	Government National Mortgage Association I, 6.5%, 10/15/28	1,881
5,226	Government National Mortgage Association I, 6.5%, 10/15/28	5,839
15,160	Government National Mortgage Association I, 6.5%, 1/15/29	16,940
536	Government National Mortgage Association I, 6.5%, 2/15/29	599
3,133	Government National Mortgage Association I, 6.5%, 2/15/29	3,501
5,455	Government National Mortgage Association I, 6.5%, 2/15/29	6,095
1,924	Government National Mortgage Association I, 6.5%, 3/15/29	2,150
1,964	Government National Mortgage Association I, 6.5%, 3/15/29	2,195
4,956	Government National Mortgage Association I, 6.5%, 3/15/29	5,538
11,358	Government National Mortgage Association I, 6.5%, 3/15/29	12,692
16,711	Government National Mortgage Association I, 6.5%, 3/15/29	18,673
766	Government National Mortgage Association I, 6.5%, 5/15/29	856
789	Government National Mortgage Association I, 6.5%, 5/15/29	882
23,260	Government National Mortgage Association I, 6.5%, 5/15/29	26,515
21,708	Government National Mortgage Association I, 6.5%, 4/15/31	24,371
6,194	Government National Mortgage Association I, 6.5%, 5/15/31	7,205
6,661	Government National Mortgage Association I, 6.5%, 5/15/31	7,753
30,143	Government National Mortgage Association I, 6.5%, 5/15/31	33,683
3,983	Government National Mortgage Association I, 6.5%, 6/15/31	4,451
10,248	Government National Mortgage Association I, 6.5%, 7/15/31	11,451
21,256	Government National Mortgage Association I, 6.5%, 8/15/31	23,788
8,811	Government National Mortgage Association I, 6.5%, 9/15/31	9,846
3,402	Government National Mortgage Association I, 6.5%, 10/15/31	3,801
3,442	Government National Mortgage Association I, 6.5%, 10/15/31	3,846
28,296	Government National Mortgage Association I, 6.5%, 10/15/31	31,619
2,276	Government National Mortgage Association I, 6.5%, 11/15/31	2,544
34,725	Government National Mortgage Association I, 6.5%, 11/15/31	38,803
11,458	Government National Mortgage Association I, 6.5%, 1/15/32	12,803
51,802	Government National Mortgage Association I, 6.5%, 1/15/32	59,005

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,530	Government National Mortgage Association I, 6.5%, 2/15/32	$2,827
6,802	Government National Mortgage Association I, 6.5%, 2/15/32	7,600
9,120	Government National Mortgage Association I, 6.5%, 2/15/32	10,599
13,590	Government National Mortgage Association I, 6.5%, 2/15/32	15,794
15,970	Government National Mortgage Association I, 6.5%, 2/15/32	17,845
7,881	Government National Mortgage Association I, 6.5%, 3/15/32	8,807
32,741	Government National Mortgage Association I, 6.5%, 3/15/32	36,586
76	Government National Mortgage Association I, 6.5%, 4/15/32	85
5,457	Government National Mortgage Association I, 6.5%, 4/15/32	6,124
7,296	Government National Mortgage Association I, 6.5%, 4/15/32	8,181
20,169	Government National Mortgage Association I, 6.5%, 4/15/32	23,433
1,911	Government National Mortgage Association I, 6.5%, 5/15/32	2,135
2,372	Government National Mortgage Association I, 6.5%, 5/15/32	2,650
2,471	Government National Mortgage Association I, 6.5%, 5/15/32	2,761
4,694	Government National Mortgage Association I, 6.5%, 5/15/32	5,446
7,652	Government National Mortgage Association I, 6.5%, 6/15/32	8,610
8,218	Government National Mortgage Association I, 6.5%, 6/15/32	9,183
7,096	Government National Mortgage Association I, 6.5%, 7/15/32	7,930
7,945	Government National Mortgage Association I, 6.5%, 7/15/32	8,889
70,967	Government National Mortgage Association I, 6.5%, 7/15/32	83,466
3,071	Government National Mortgage Association I, 6.5%, 8/15/32	3,470
16,673	Government National Mortgage Association I, 6.5%, 8/15/32	19,272
26,932	Government National Mortgage Association I, 6.5%, 8/15/32	30,219
11,006	Government National Mortgage Association I, 6.5%, 9/15/32	12,658
28,593	Government National Mortgage Association I, 6.5%, 9/15/32	32,187
29,590	Government National Mortgage Association I, 6.5%, 9/15/32	33,064
15,768	Government National Mortgage Association I, 6.5%, 10/15/32	17,620
24,131	Government National Mortgage Association I, 6.5%, 11/15/32	28,312
140,464	Government National Mortgage Association I, 6.5%, 12/15/32	163,992
1,546	Government National Mortgage Association I, 6.5%, 1/15/33	1,789
153,512	Government National Mortgage Association I, 6.5%, 1/15/33	180,690
16,222	Government National Mortgage Association I, 6.5%, 5/15/33	18,127
1,004	Government National Mortgage Association I, 6.5%, 10/15/33	1,121
92,858	Government National Mortgage Association I, 6.5%, 6/15/34	104,969
32,861	Government National Mortgage Association I, 6.5%, 4/15/35	36,720
5,421	Government National Mortgage Association I, 6.5%, 6/15/35	6,057
15,291	Government National Mortgage Association I, 6.5%, 7/15/35	17,086
54,978	Government National Mortgage Association I, 6.5%, 7/15/35	61,434
4,040	Government National Mortgage Association I, 7.0%, 8/15/23	4,185
13,457	Government National Mortgage Association I, 7.0%, 9/15/24	14,216
4,168	Government National Mortgage Association I, 7.0%, 7/15/25	4,358
2,520	Government National Mortgage Association I, 7.0%, 11/15/26	2,762
5,738	Government National Mortgage Association I, 7.0%, 6/15/27	6,319
7,086	Government National Mortgage Association I, 7.0%, 1/15/28	7,770
5,855	Government National Mortgage Association I, 7.0%, 2/15/28	6,075
3,399	Government National Mortgage Association I, 7.0%, 4/15/28	3,413
7,138	Government National Mortgage Association I, 7.0%, 7/15/28	7,858
461	Government National Mortgage Association I, 7.0%, 8/15/28	512
6,600	Government National Mortgage Association I, 7.0%, 11/15/28	7,578
18,717	Government National Mortgage Association I, 7.0%, 11/15/28	21,352
15,461	Government National Mortgage Association I, 7.0%, 4/15/29	16,772
16,191	Government National Mortgage Association I, 7.0%, 4/15/29	16,688
16,893	Government National Mortgage Association I, 7.0%, 5/15/29	17,182
4,259	Government National Mortgage Association I, 7.0%, 7/15/29	4,658
31,441	Government National Mortgage Association I, 7.0%, 11/15/29	34,740
486	Government National Mortgage Association I, 7.0%, 12/15/30	488
1,437	Government National Mortgage Association I, 7.0%, 12/15/30	1,459
14,620	Government National Mortgage Association I, 7.0%, 12/15/30	16,897
29,758	Government National Mortgage Association I, 7.0%, 12/15/30	30,169
33,685	Government National Mortgage Association I, 7.0%, 1/15/31	34,077
3,445	Government National Mortgage Association I, 7.0%, 3/15/31	3,521
11,754	Government National Mortgage Association I, 7.0%, 6/15/31	13,863
1,423	Government National Mortgage Association I, 7.0%, 7/15/31	1,665
72,732	Government National Mortgage Association I, 7.0%, 8/15/31	85,827
8,088	Government National Mortgage Association I, 7.0%, 9/15/31	8,359
17,481	Government National Mortgage Association I, 7.0%, 9/15/31	19,571
6,481	Government National Mortgage Association I, 7.0%, 11/15/31	6,775
34,773	Government National Mortgage Association I, 7.0%, 3/15/32	39,051
28,288	Government National Mortgage Association I, 7.0%, 4/15/32	31,791
43,146	Government National Mortgage Association I, 7.0%, 5/15/32	51,761
530	Government National Mortgage Association I, 7.5%, 3/15/23	532
7,852	Government National Mortgage Association I, 7.5%, 10/15/23	8,192
623	Government National Mortgage Association I, 7.5%, 6/15/24	632
4,836	Government National Mortgage Association I, 7.5%, 8/15/25	4,857
1,412	Government National Mortgage Association I, 7.5%, 9/15/25	1,515
3,428	Government National Mortgage Association I, 7.5%, 2/15/27	3,492
12,859	Government National Mortgage Association I, 7.5%, 3/15/27	14,293

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
23,186		Government National Mortgage Association I, 7.5%, 10/15/27	$25,559
10,564		Government National Mortgage Association I, 7.5%, 6/15/29	11,749
2,030		Government National Mortgage Association I, 7.5%, 8/15/29	2,056
5,712		Government National Mortgage Association I, 7.5%, 8/15/29	5,737
9,636		Government National Mortgage Association I, 7.5%, 9/15/29	9,677
11,344		Government National Mortgage Association I, 7.5%, 2/15/31	11,446
12,560		Government National Mortgage Association I, 7.5%, 2/15/31	12,996
5,359		Government National Mortgage Association I, 7.5%, 3/15/31	5,530
16,627		Government National Mortgage Association I, 7.5%, 12/15/31	17,324
1,700		Government National Mortgage Association I, 7.75%, 2/15/30	1,721
262		Government National Mortgage Association I, 9.0%, 6/15/22	263
233,706		Government National Mortgage Association II, 3.5%, 3/20/45	248,739
291,907		Government National Mortgage Association II, 3.5%, 4/20/45	315,092
353,760		Government National Mortgage Association II, 3.5%, 4/20/45	382,007
667,566		Government National Mortgage Association II, 3.5%, 4/20/45	720,577
879,547		Government National Mortgage Association II, 3.5%, 3/20/46	958,217
2,745,021		Government National Mortgage Association II, 4.0%, 7/20/44	2,997,245
98,672		Government National Mortgage Association II, 4.0%, 9/20/44	107,729
660,826		Government National Mortgage Association II, 4.0%, 10/20/44	721,474
2,109,352		Government National Mortgage Association II, 4.0%, 10/20/46	2,274,697
1,139,196		Government National Mortgage Association II, 4.0%, 2/20/48	1,254,312
1,385,252		Government National Mortgage Association II, 4.0%, 4/20/48	1,524,883
27,674		Government National Mortgage Association II, 4.5%, 12/20/34	30,622
118,326		Government National Mortgage Association II, 4.5%, 1/20/35	130,887
18,466		Government National Mortgage Association II, 4.5%, 3/20/35	20,426
494,809		Government National Mortgage Association II, 4.5%, 9/20/41	552,897
1,813,470		Government National Mortgage Association II, 4.5%, 9/20/44	1,970,579
682,745		Government National Mortgage Association II, 4.5%, 10/20/44	757,806
1,430,138		Government National Mortgage Association II, 4.5%, 11/20/44	1,587,528
1,940,911		Government National Mortgage Association II, 4.5%, 2/20/48	2,095,012
82,457		Government National Mortgage Association II, 5.5%, 3/20/34	96,639
68,762		Government National Mortgage Association II, 5.5%, 4/20/34	80,641
39,900		Government National Mortgage Association II, 5.5%, 10/20/37	44,269
57,213		Government National Mortgage Association II, 5.75%, 6/20/33	63,437
17,298		Government National Mortgage Association II, 5.9%, 1/20/28	19,176
29,817		Government National Mortgage Association II, 5.9%, 7/20/28	32,820
8,105		Government National Mortgage Association II, 6.0%, 10/20/31	9,192
39,860		Government National Mortgage Association II, 6.0%, 1/20/33	46,732
43,210		Government National Mortgage Association II, 6.0%, 10/20/33	50,671
25,313		Government National Mortgage Association II, 6.0%, 6/20/34	29,671
62,767		Government National Mortgage Association II, 6.45%, 1/20/33	69,182
3,098		Government National Mortgage Association II, 6.5%, 1/20/24	3,213
17,067		Government National Mortgage Association II, 6.5%, 8/20/28	19,223
810		Government National Mortgage Association II, 6.5%, 2/20/29	923
311		Government National Mortgage Association II, 6.5%, 3/20/29	352
10,181		Government National Mortgage Association II, 6.5%, 4/20/29	11,492
5,414		Government National Mortgage Association II, 6.5%, 4/20/31	6,277
3,923		Government National Mortgage Association II, 6.5%, 6/20/31	4,568
18,671		Government National Mortgage Association II, 6.5%, 10/20/32	22,129
25,925		Government National Mortgage Association II, 6.5%, 3/20/34	30,875
2,486		Government National Mortgage Association II, 7.0%, 5/20/26	2,690
8,209		Government National Mortgage Association II, 7.0%, 8/20/27	9,220
7,950		Government National Mortgage Association II, 7.0%, 6/20/28	8,991
29,558		Government National Mortgage Association II, 7.0%, 11/20/28	33,508
29,998		Government National Mortgage Association II, 7.0%, 1/20/29	34,013
2,798		Government National Mortgage Association II, 7.0%, 2/20/29	3,139
831		Government National Mortgage Association II, 7.0%, 12/20/30	957
4,521		Government National Mortgage Association II, 7.0%, 1/20/31	5,289
2,370		Government National Mortgage Association II, 7.0%, 3/20/31	2,787
14,403		Government National Mortgage Association II, 7.0%, 7/20/31	17,007
5,224		Government National Mortgage Association II, 7.0%, 11/20/31	6,170
5,081		Government National Mortgage Association II, 7.5%, 5/20/30	5,954
1,702		Government National Mortgage Association II, 7.5%, 6/20/30	1,984
2,364		Government National Mortgage Association II, 7.5%, 7/20/30	2,700
4,857		Government National Mortgage Association II, 7.5%, 8/20/30	5,803
2,708		Government National Mortgage Association II, 7.5%, 12/20/30	3,240
6		Government National Mortgage Association II, 8.0%, 5/20/25	6
218		Government National Mortgage Association II, 9.0%, 3/20/22	219
1,021		Government National Mortgage Association II, 9.0%, 11/20/24	1,026
150,000,000	(f)	U.S. Treasury Bills, 10/5/21	149,999,580
200,000,000	(f)	U.S. Treasury Bills, 10/7/21	199,998,944
150,000,000	(f)	U.S. Treasury Bills, 10/14/21	149,998,781
100,000,000	(f)	U.S. Treasury Bills, 11/23/21	99,995,215
204,799,000	(f)	U.S. Treasury Bills, 11/26/21	204,786,655
155,201,000	(f)	U.S. Treasury Bills, 12/2/21	155,192,981
250,000,000	(f)	U.S. Treasury Bills, 12/9/21	249,987,900
54,115,508		U.S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/31	59,326,944

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
5,903,771	U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	$6,432,805
18,425,848	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	20,639,829
35,119,899	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	46,353,236
55,498,571	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	73,988,700
44,400,000	U.S. Treasury Notes, 0.125%, 10/31/22	44,401,734
31,428,700	U.S. Treasury Notes, 0.625%, 8/15/30	29,207,821
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $3,063,830,485)	$3,103,041,070
Shares		Value
	RIGHT/WARRANT - 0.0%† of Net Assets
	Real Estate Management & Development - 0.0%†
16+(g)(k)	Fujian Thai Hot Investment Co., Ltd. 10/13/27	$7,200
	Total Real Estate Management & Development	$7,200
	TOTAL RIGHT/WARRANT
	(Cost $-)	$7,200
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 118.9%
	(Cost $6,830,616,337)	$6,963,825,729
	OTHER ASSETS AND LIABILITIES - (18.9)%	$(1,107,696,471)
	NET ASSETS - 100.0%	$5,856,129,258

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2021, the value of these securities amounted to $2,576,422,508, or 44.0% of net assets.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2021.
+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2021.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 16 shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/20/2018	$ 2,200	$ 10,886
Alturas Re 2019-2	12/19/2018	34,018	45,098
Alturas Re 2019-3	6/26/2019	24,550	12,454
Alturas Re 2020-1A	12/27/2019	285,668	40,622
Alturas Re 2020-1B	1/1/2020	363,577	51,701
Alturas Re 2020-2	1/1/2020	540,698	465,433
Alturas Re 2020-3	8/3/2020	11,768	13,121
Alturas Re 2021-2	2/16/2021	3,959,302	4,018,692
Alturas Re 2021-3	8/16/2021	213,682	209,793
Ballybunion Re	12/31/2019	2,121,184	2,476,000
Ballybunion Re 2021	8/13/2021	2,000,000	2,055,641
Ballybunion Re 2021-3	8/4/2021	2,250,000	2,250,000
Bantry Re 2016	2/6/2019	161,200	161,200
Bantry Re 2017	2/6/2019	87,696	87,662
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/1/2019	–	169,818
Bantry Re 2020	2/4/2020	265,462	698,362
Bantry Re 2021	1/11/2021	5,000,000	5,178,539
Berwick Re 2018-1	1/10/2018	1,488,753	787,862

Schedule of Investments | 9/30/21 (unaudited)(continued)

Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$ 870,105	$ 870,167
Berwick Re 2020-1	9/24/2020	–	300
Berwick Re 2021-1	12/28/2020	4,000,000	4,192,066
Bowline Re	5/10/2018	2,000,000	2,032,800
Caelus Re V	4/27/2017	100,000	50,000
Carnoustie Re 2017	1/3/2017	1,069,907	593,100
Carnoustie Re 2020	7/16/2020	91,015	271,200
Carnoustie Re 2021	1/25/2021	1,853,719	1,879,477
Castle Stuart Re 2018	12/20/2017	272,877	11,310
Denning Re 2021	7/28/2021	1,956,584	1,979,102
Dingle Re 2019	3/4/2019	–	12,315
Dingle Re 2020	2/13/2020	698,625	775,870
Eden Re II	12/15/2017	7,470	37,168
Eden Re II	1/23/2018	4,295	58,448
Eden Re II	12/16/2019	210,000	188,580
Eden Re II	12/23/2019	640,000	590,592
Eden Re II	12/14/2018	1,728	21,486
Eden Re II	1/22/2019	6,926	216,344
Eden Re II, Series B	1/25/2021	7,500,000	7,561,500
FloodSmart Re	2/9/2021	759,375	729,375
FloodSmart Re	4/10/2019	250,000	244,375
FloodSmart Re	2/16/2021	1,250,000	1,181,250
Formby Re 2018	7/9/2018	140,825	184,200
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2019	12/31/2018	–	19,818
Gleneagles Re 2020	6/16/2020	9,838	124,929
Gleneagles Re 2021	1/13/2021	1,250,000	1,289,577
Gullane Re 2018	3/26/2018	151,872	294,234
Gullane Re 2021	1/13/2021	6,000,000	6,360,740
Harambee Re 2018	12/19/2017	72,135	2,000
Harambee Re 2019	12/20/2018	–	18,000
Harambee Re 2020	2/27/2020	105,737	223,600
Herbie Re	10/19/2020	500,000	530,400
International Bank for Reconstruction & Development	2/28/2020	250,000	253,050
Limestone Re	6/20/2018	1,101	65,748
Limestone Re 2018	6/20/2018	1,697	–
Limestone Re 2019	12/15/2016	11,622	–
Limestone Re 2020-1	12/27/2019	106,881	253,470
Limestone Re 2020-1	12/15/2016	36,129	85,680
Lion Rock Re 2019	12/17/2018	–	–
Lion Rock Re 2020	3/27/2020	–	–
Lion Rock Re 2021	3/1/2021	500,000	550,200
Lorenz Re 2018	6/26/2018	954,841	38,239
Lorenz Re 2019	7/10/2019	944,694	232,869
Lorenz Re 2020	8/11/2020	149,697	114,351
Lorenz Re 2020	8/12/2020	121,877	93,099
Matterhorn Re	1/29/2020	1,247,618	1,233,875
Merion Re 2018-2	12/28/2017	288,065	1,158,500
Merion Re 2021-1	1/8/2021	216,019	242,308
Merion Re 2021-2	12/28/2020	9,000,000	8,955,000
Oakmont Re 2017	5/10/2017	–	29,400
Oakmont Re 2020	12/3/2020	1,709,677	2,018,849
Old Head Re 2021	1/11/2021	303,710	377,225
Pangaea Re 2016-2	5/31/2016	–	5,350
Pangaea Re 2018-1	12/26/2017	543,427	80,007
Pangaea Re 2018-3	5/31/2018	1,565,597	134,832
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2020-1	1/19/2021	5,000,000	5,121,285
Pangaea Re 2020-1	1/21/2020	–	84,354
Pangaea Re 2020-3	9/2/2020	–	415,035
Phoenix One Re	12/21/2020	1,250,000	1,310,125
Pine Valley Re 2021	12/30/2020	929,967	979,880
Resilience Re	4/13/2017	11,762	–
Sector Re V	4/24/2020	533	34,252
Sector Re V	12/21/2020	2,699,987	2,765,255
Sector Re V	4/29/2020	959	61,629
Sector Re V	12/4/2020	1,500,000	1,536,358
Sector Re V	1/1/2020	99,999	286,545
Sector Re V	4/29/2020	3,490	56,473
Sector Re V	12/4/2018	396,689	242,416
Sector Re V, Series 8, Class D	12/14/2018	82,120	52,700
Sector Re V, Series 9, Class A	4/23/2019	600,000	390,855
Sector Re V, Series 9, Class C	12/4/2019	200,000	573,095
Sector Re V, Series 9, Class G	5/1/2019	1,914	36,014
Seminole Re 2018	1/2/2018	4,931	14,019
Shadow Creek Re 2021	8/31/2021	484,495	491,914
Sussex Re 2020-1	1/21/2020	–	142,944
Sussex Re 2021-1	1/26/2021	1,250,000	1,193,750
Thopas Re 2018	12/12/2017	65,404	6,800

Schedule of Investments | 9/30/21 (unaudited)(continued)

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2019	12/21/2018	$ 62,887	$ 119,400
Thopas Re 2020	12/30/2019	–	48,000
Thopas Re 2021	12/30/2020	7,000,000	6,892,200
Torricelli Re 2021	7/2/2021	4,228,426	4,441,962
Versutus Re 2018	1/31/2018	–	–
Versutus Re 2019-A	1/28/2019	–	–
Versutus Re 2019-B	12/24/2018	–	–
Viribus Re 2018	12/22/2017	78,899	–
Viribus Re 2019	12/27/2018	–	152,570
Viribus Re 2020	3/12/2020	421,904	32,703
Viribus Re 2021	2/1/2021	3,717,666	3,993,517
Vitality Re X	2/3/2020	2,498,664	2,456,250
Vitality Re XI	1/31/2020	994,998	976,900
Walton Health Re 2018	6/25/2018	364,726	55,333
Walton Health Re 2019	7/18/2019	215,947	294,119
Woburn Re 2018	3/20/2018	569,752	114,501
Woburn Re 2019	1/30/2019	1,121,505	1,293,855
Total Restricted Securities			$ 104,262,995
% of Net assets			1.8%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,062	U.S. 2 Year Note (CBT)	12/31/21	$ 233,839,125	$ 233,698,079	$ (141,046)
4,163	U.S. 5 Year Note (CBT)	12/31/21	514,490,133	510,975,729	(3,514,404)
9	U.S. Long Bond (CBT)	12/21/21	1,435,500	1,432,969	(2,531)
1,214	U.S. Ultra Bond (CBT)	12/21/21	238,665,281	231,949,875	(6,715,406)
			$ 988,430,039	$ 978,056,652	$ (10,373,387)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,553	U.S. 10 Year Note (CBT)	12/21/21	$ (339,727,593)	$ (335,998,734)	$ 3,728,859
1,567	U.S. 10 Year Note (CBT)	12/21/21	(231,390,297)	(227,606,750)	3,783,547
			$ (571,117,890)	$ (563,605,484)	$ 7,512,406

TOTAL FUTURES CONTRACTS			$ 417,312,149	$ 414,451,168	$ (2,860,981)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
279,570,000	Markit CDX North America High Yield Series 34	Receive	5.00%	12/20/26	$ 427,121	$ (26,882,209)	$ (26,455,088)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$ 427,121	$ (26,882,209)	$ (26,455,088)
TOTAL SWAP CONTRACT					$ 427,121	$ (26,882,209)	$ (26,455,088)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Schedule of Investments | 9/30/21 (unaudited)(continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$ 92,793	$ –	$ –	$ 92,793
Convertible Preferred Stock	77,578,254	–	–	77,578,254
Asset Backed Securities	–	609,870,328	–	609,870,328
Collateralized Mortgage Obligations	–	1,010,783,651	–	1,010,783,651
Commercial Mortgage-Backed Securities	–	375,143,014	–	375,143,014
Corporate Bonds	–	1,637,527,445	–	1,637,527,445
Foreign Government Bonds	–	23,011,965	–	23,011,965
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	1,979,102	1,979,102
Multiperil - U.S.	–	–	7,569,826	7,569,826
Multiperil - Worldwide	–	–	2,367,782	2,367,782
Windstorm - Florida	–	–	184,200	184,200
Windstorm - U.S.	–	–	491,914	491,914
Windstorm - U.S. Regional	–	–	2,048,249	2,048,249
Reinsurance Sidecars
Multiperil - U.S.	–	–	2,998,687	2,998,687
Multiperil - Worldwide	–	–	76,934,960	76,934,960
All Other Insurance-Linked Securities	–	9,688,275	–	9,688,275
Municipal Bond	–	2,517,153	–	2,517,153
Senior Secured Floating Rate Loan Interests	–	19,989,861	–	19,989,861
U.S. Government and Agency Obligations	–	3,103,041,070	–	3,103,041,070
Right/Warrant
Real Estate Management & Development	–	–	7,200	7,200
Total Investments in Securities	$ 77,671,047	$ 6,791,572,762	$ 94,581,920	$ 6,963,825,729
Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (2,860,981)	$ –	$ –	$ (2,860,981)
Swap contracts, at value	–	(26,455,088)	–	(26,455,088)
Total Other Financial Instruments	$ (2,860,981)	$ (26,455,088)	$ –	$ (29,316,069)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance- Linked Securities	Right/Warrant	Total
Balance as of 6/30/21	$ 112,928,295	$ –	$ 112,928,295
Realized gain (loss)	(271,649)	–	(271,649)
Change in unrealized appreciation (depreciation)	(2,149,452)	7,200	(2,142,252)
Accrued discounts/premiums	(8,398)	–	(8,398)
Purchases	11,132,862	–	11,132,862
Sales	(27,056,938)	–	(27,056,938)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	–	–
Balance as of 9/30/21	$ 94,574,720	$ 7,200	$ 94,581,920

* Transfers are calculated on the beginning of period values. For the three months ended September 30, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2021: $(1,046,056).

Pioneer Bond Fund | 9/30/21